AST GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 89.3%
Asset-Backed Securities — 5.0%
Cayman Islands — 3.0%
Atlas Senior Loan Fund,
Series 2019-14A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	07/20/32	639	$615,045
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.383%(c)	07/25/34	544	515,507
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	10/20/34	322	308,205
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.820%(c)	04/20/32	472	459,555
CIFC Funding Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.740%(c)	04/18/31	355	346,198
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
4.060%(c)	01/20/33	591	575,294
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.232%(c)	11/30/32	1,418	1,383,392
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.878%(c)	10/19/28	387	381,585
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
3.792%(c)	04/21/31	591	578,133
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.933%(c)	04/25/30	252	247,425
Magnetite Ltd.,
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.540%(c)	01/18/28	315	310,566
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
3.843%(c)	04/14/33	700	676,509
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.962%(c)	10/15/32	355	340,868
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.532%(c)	04/15/31	497	483,482
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Palmer Square CLO Ltd.,
Series 2021-04A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	10/15/34	250	$239,906
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.560%(c)	07/20/34	296	282,029
Regatta Funding Ltd.,
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.860%(c)	01/20/35	250	238,884
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29	334	329,984
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
4.030%(c)	07/20/32	709	691,174
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	04/15/33	316	304,611
			9,308,352
United States — 2.0%
Affirm Asset Securitization Trust,
Series 2021-A, Class A, 144A
0.880%	08/15/25	545	541,690
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	96	92,570
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	311	299,655
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	65	61,240
Series 2022-A, Class A, 144A
1.710%	02/20/35	488	457,129
CFMT LLC,
Series 2021-AL01, Class B, 144A
1.390%	09/22/31	268	253,490
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	200	195,579
Countrywide Asset-Backed Certificates Trust,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
3.284%(c)	06/25/47	73	64,363
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
3.314%(c)	05/25/37	83	76,873
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	316	301,327
Series 2021-03A, Class A, 144A
1.000%	05/15/30	390	371,512
A1

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.208%(cc)	12/25/35	19	$18,060
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
4.284%(c)	12/27/66	264	261,448
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24	49	49,113
Series 2020-01A, Class D, 144A
2.730%	12/15/25	350	344,570
Series 2021-01A, Class B
0.500%	02/18/25	35	35,361
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25	59	58,974
Series 2021-01, Class A, 144A
0.310%	06/16/25	131	129,860
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	166	159,014
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	27	26,733
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
4.018%(c)	12/13/38	183	179,083
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
4.095%(c)	03/25/37	59	58,043
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	108	106,748
Series 2022-02A, Class A, 144A
4.250%	08/15/32	109	108,168
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
4.134%(c)	12/27/66	97	96,221
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	131,592
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	195	192,534
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
3.403%(c)	12/15/32	170	158,717
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
3.284%(c)	06/25/37	112	79,324
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
3.239%(c)	09/25/36	65	$45,207
Series 2007-BC03, Class 2A4, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
3.344%(c)	05/25/47	39	34,360
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	268	257,126
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25	285	283,805
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	4	4,152
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	93	91,483
Series 2021-02A, Class B, 144A
0.620%	07/15/26	123	118,786
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
3.273%(c)	08/20/29	486	482,161
			6,226,071

Total Asset-Backed Securities (cost $16,004,075)			15,534,423
Commercial Mortgage-Backed Securities — 0.6%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	137	116,872
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.818%(c)	06/15/35	209	202,421
BANK,
Series 2019-BN19, Class D, 144A
3.000%	08/15/61	24	16,734
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64	250	217,152
BBCMS Mortgage Trust,
Series 2022-C17, Class AS
4.971%(cc)	09/15/55	250	233,904
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
4.340%(c)	08/15/36	92	87,550
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
3.906%(c)	09/15/37	26	25,496
Series 2022-PSB, Class A, 144A, 1 Month Term SOFR + 2.451% (Cap N/A, Floor 2.451%)
5.296%(c)	08/15/39	200	199,538

A2

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
4.023%(c)	12/19/30		320	$310,642
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		313	251,141
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class D, 144A
3.183%(cc)	12/15/59		119	89,621
Series 2017-RC01, Class D, 144A
3.250%	01/15/60		66	50,351
Series 2022-C62, Class A4
4.000%(cc)	04/15/55		250	225,634

Total Commercial Mortgage-Backed Securities (cost $2,243,363)				2,027,056
Corporate Bonds — 27.2%
Australia — 0.5%
Commonwealth Bank of Australia,
Covered Bonds
0.125%	10/15/29	EUR	345	272,774
Sub. Notes, 144A
3.784%	03/14/32		245	195,024
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34		243	201,390
Glencore Funding LLC,
Gtd. Notes, 144A
1.625%	04/27/26		96	83,179
4.125%	05/30/23		111	110,246
4.125%	03/12/24		114	111,989
4.625%	04/29/24		135	133,500
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36		285	208,564
National Australia Bank Ltd.,
Covered Bonds
0.010%	01/06/29	EUR	345	277,306
				1,593,972
Austria — 0.0%
Erste Group Bank AG,
Sub. Notes, EMTN
1.625%(ff)	09/08/31	EUR	100	83,095
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		65	58,601
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
2.700%	03/31/26	EUR	105	100,508
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		75	57,083
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Belgium (cont’d.)
4.000%	04/13/28		75	$71,237
4.439%	10/06/48		50	40,524
4.600%	06/01/60		75	59,609
				387,562
Bermuda — 0.0%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		154	143,882
Brazil — 0.1%
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30		200	150,500
OEC Finance Ltd.,
Gtd. Notes, 144A, 7.125% PIK
7.125%	12/26/46		1,163	31,006
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		145	113,100
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		12	12,085
				306,691
Canada — 3.2%
Bank of Montreal,
Covered Bonds, EMTN
0.125%	01/26/27	EUR	330	285,532
Bank of Nova Scotia (The),
Covered Bonds
0.010%	01/14/27	EUR	227	195,634
Sr. Unsec’d. Notes
3.450%	04/11/25		130	124,387
Canadian Pacific Railway Co.,
Gtd. Notes
2.450%	12/02/31		35	28,037
3.000%	12/02/41		20	14,130
3.100%	12/02/51		10	6,584
CDP Financial, Inc.,
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,186	1,068,678
CPPIB Capital, Inc.,
Gtd. Notes, 144A
3.250%	06/15/27		695	658,667
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,133	984,890
OMERS Finance Trust,
Gtd. Notes, 144A
3.500%	04/19/32		635	575,203
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	1,132	1,042,911
Gtd. Notes, 144A
1.250%	09/27/30		854	668,735
1.850%	05/03/32	EUR	454	387,087
2.000%	04/16/31		1,251	1,026,843

A3

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,421	$1,175,312
0.900%	05/20/41	EUR	424	272,267
PSP Capital, Inc.,
Gtd. Notes, 144A
1.625%	10/26/28		630	533,753
Royal Bank of Canada,
Covered Bonds, EMTN
0.125%	04/26/27	EUR	450	386,195
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.850%	06/01/39		128	130,606
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25		145	133,757
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
6.200%	10/15/37		110	108,749
				9,807,957
Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	2,448
Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		200	166,600
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	109,997
				276,597
China — 0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
3.250%	11/30/51		155	92,611
Prosus NV,
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50		200	112,500
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		360	323,496
Weibo Corp.,
Sr. Unsec’d. Notes
3.375%	07/08/30		200	147,412
				676,019
Denmark — 0.2%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28		550	491,290
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	06/09/29	EUR	200	155,278
				646,568
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Finland — 0.0%
Citycon OYJ,
Jr. Sub. Notes
3.625%(ff)	06/10/26(oo)	EUR	250	$139,526
France — 1.7%
BNP Paribas SA,
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	86,561
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		266	252,781
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	150,850
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33		224	194,977
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		430	373,331
4.000%	09/12/23		590	581,070
Cie de Financement Foncier SA,
Covered Bonds
0.750%	01/11/28	EUR	200	174,510
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	200	181,265
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
0.000%	01/21/28	EUR	400	335,556
Electricite de France SA,
Jr. Sub. Notes
2.875%(ff)	12/15/26(oo)	EUR	600	447,399
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	200	164,409
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	599	567,109
4.750%	07/06/27	EUR	150	144,155
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		257	218,126
2.797%(ff)	01/19/28		330	278,699
Societe Generale SFH SA,
Covered Bonds
0.750%	01/29/27	EUR	500	446,360
Suez SACA,
Sr. Unsec’d. Notes, EMTN
1.875%	05/24/27	EUR	200	178,038
2.875%	05/24/34	EUR	300	243,988
Technip Energies NV,
Sr. Unsec’d. Notes
1.125%	05/28/28	EUR	225	170,715
TotalEnergies SE,
Jr. Sub. Notes, EMTN
3.369%(ff)	10/06/26(oo)	EUR	210	188,617
				5,378,516

A4

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany — 0.8%
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25		243	$232,999
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		168	142,635
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	200	148,361
2.625%	02/12/26	EUR	200	181,228
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23		200	190,361
Sub. Notes, EMTN
4.500%	05/19/26	EUR	100	93,593
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	396	369,825
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes, EMTN
0.000%	11/27/29	EUR	291	233,839
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	400	377,742
Volkswagen International Finance NV,
Gtd. Notes
3.500%(ff)	06/17/25(oo)	EUR	100	88,768
4.625%(ff)	03/24/26(oo)	EUR	38	34,866
Wintershall Dea Finance BV,
Gtd. Notes
1.823%	09/25/31	EUR	200	145,822
ZF Finance GmbH,
Gtd. Notes, EMTN
2.000%	05/06/27	EUR	200	151,369
3.750%	09/21/28	EUR	200	152,371
				2,543,779
India — 0.1%
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		200	180,913
Ireland — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		150	126,577
3.000%	10/29/28		150	120,169
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	200	176,907
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		296	290,863
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	11/17/27	EUR	185	151,416
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		64	60,573
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Ireland (cont’d.)
Bank of Ireland Group PLC,
Sub. Notes, EMTN
1.375%(ff)	08/11/31	EUR	204	$163,532
				1,090,037
Israel — 0.0%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		68	64,010
Italy — 0.5%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	129	120,879
Enel Finance International NV,
Gtd. Notes, 144A
2.250%	07/12/31		235	163,119
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	200	143,845
Enel SpA,
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27(oo)	EUR	263	190,610
Eni SpA,
Jr. Sub. Notes, Series NC9
3.375%(ff)	07/13/29(oo)	EUR	150	110,043
Intesa Sanpaolo SpA,
Sub. Notes, 144A, MTN
5.017%	06/26/24(a)		300	278,652
Rimini Bidco SpA,
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)
6.250%(c)	12/14/26	EUR	180	148,483
Telecom Italia SpA,
Sr. Unsec’d. Notes, EMTN
1.625%	01/18/29	EUR	150	103,708
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		247	202,373
				1,461,712
Japan — 0.2%
Development Bank of Japan, Inc.,
Sr. Unsec’d. Notes, GMTN
0.010%	10/15/24	EUR	364	336,620
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
5.472%(ff)	09/13/33		200	192,374
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30		200	166,983
				695,977
Luxembourg — 0.3%
ArcelorMittal SA,
Sr. Unsec’d. Notes
4.250%	07/16/29		100	89,728

A5

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Luxembourg (cont’d.)
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	119	$88,591
1.250%	04/26/27	EUR	100	79,504
2.000%	02/15/24	EUR	119	111,463
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	124	113,649
3.250%	11/13/28	EUR	130	111,250
Vivion Investments Sarl,
Sr. Unsec’d. Notes
3.000%	08/08/24	EUR	200	177,125
				771,310
Malaysia — 0.1%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	180,575
Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
2.875%	05/07/30		200	167,965
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A
6.990%	02/20/32		200	132,500
Comision Federal de Electricidad,
Gtd. Notes
4.688%	05/15/29		200	166,662
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26		300	270,994
				738,121
Netherlands — 1.2%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41	EUR	300	181,123
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27(a)		400	339,623
BNG Bank NV,
Sr. Unsec’d. Notes, EMTN
0.750%	01/24/29	EUR	135	115,960
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.010%	07/02/30	EUR	400	310,433
0.125%	12/01/31	EUR	1,000	748,138
Jr. Sub. Notes
4.375%(ff)	06/29/27(oo)	EUR	200	161,671
ING Groep NV,
Sr. Unsec’d. Notes
3.869%(ff)	03/28/26		200	189,349
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	1,874	1,638,627
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Netherlands (cont’d.)
Shell International Finance BV,
Gtd. Notes
2.875%	11/26/41		20	$13,970
				3,698,894
Norway — 0.0%
DNB Boligkreditt A/S,
Covered Bonds, EMTN
0.625%	06/19/25	EUR	138	127,575
Panama — 0.1%
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		323	237,607
Peru — 0.0%
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		20	16,379
Portugal — 0.0%
EDP - Energias de Portugal SA,
Jr. Sub. Notes, Series NC5
1.500%(ff)	03/14/82	EUR	100	76,203
Qatar — 0.1%
Ooredoo International Finance Ltd.,
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	166,500
Qatar Energy,
Sr. Unsec’d. Notes
3.125%	07/12/41		200	145,162
				311,662
Saudi Arabia — 0.1%
EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A
3.545%	08/31/36		400	318,000
South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31		200	154,350
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes, Series 9
6.500%(ff)	03/05/25(oo)		200	174,000
Banco Santander SA,
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		200	180,570
Sub. Notes
2.749%	12/03/30		200	143,563
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	92,332
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	11/18/26	EUR	200	171,307
1.500%(ff)	12/03/26	GBP	100	92,452

A6

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Spain (cont’d.)
FCC Aqualia SA,
Sr. Sec’d. Notes
2.629%	06/08/27	EUR	183	$161,952
Iberdrola International BV,
Gtd. Notes, Series NC6
1.450%(ff)	11/09/26(oo)	EUR	100	79,223
Lorca Telecom Bondco SA,
Sr. Sec’d. Notes
4.000%	09/18/27	EUR	180	152,594
Repsol International Finance BV,
Gtd. Notes
4.247%(ff)	09/11/28(oo)	EUR	100	80,523
Telefonica Europe BV,
Gtd. Notes
4.375%(ff)	12/14/24(oo)	EUR	100	92,379
				1,420,895
Supranational Bank — 0.5%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26		219	189,271
European Investment Bank,
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	265	226,987
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	482	366,683
Sr. Unsec’d. Notes, MTN
0.750%	07/15/27	AUD	280	150,334
1.800%	01/19/27	AUD	365	209,760
Inter-American Development Bank,
Sr. Unsec’d. Notes, MTN
2.700%	01/29/26	AUD	80	48,388
Unsec’d. Notes, MTN
2.500%	04/14/27	AUD	110	64,403
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN
0.010%	04/24/28	EUR	140	117,193
Sr. Unsec’d. Notes, GMTN
0.000%	01/15/27	EUR	162	141,118
				1,514,137
Sweden — 0.2%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26	EUR	124	104,420
Samhallsbyggnadsbolaget i Norden AB,
Jr. Sub. Notes
2.625%(ff)	12/14/25(oo)	EUR	295	124,328
SBB Treasury OYJ,
Gtd. Notes, EMTN
0.750%	12/14/28	EUR	190	115,457
Swedbank AB,
Jr. Sub. Notes, Series NC5
5.625%(ff)	09/17/24(oo)		200	185,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Sweden (cont’d.)
Verisure Holding AB,
Sr. Sec’d. Notes, 144A
3.250%	02/15/27	EUR	100	$79,476
				608,681
Switzerland — 0.7%
Credit Suisse Group AG,
Jr. Sub. Notes
7.500%(ff)	07/17/23(oo)		300	258,000
Sr. Unsec’d. Notes, 144A
6.537%(ff)	08/12/33		250	224,610
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	403	235,654
0.650%(ff)	01/14/28	EUR	148	115,727
3.250%(ff)	04/02/26	EUR	207	192,211
Novartis Capital Corp.,
Gtd. Notes
2.200%	08/14/30		5	4,178
2.750%	08/14/50		5	3,392
4.400%	05/06/44		5	4,503
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		545	458,368
UBS Group AG,
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		325	241,400
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
4.238%(c)	05/12/26		305	305,542
				2,043,585
United Arab Emirates — 0.1%
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40		290	221,420
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		185	151,644
				373,064
United Kingdom — 1.8%
Allwyn Entertainment Financing UK PLC,
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.125% (Cap N/A, Floor 4.125%)
4.446%(c)	02/15/28	EUR	170	153,488
AstraZeneca PLC,
Sr. Unsec’d. Notes
4.375%	08/17/48		25	21,919
6.450%	09/15/37		19	20,510
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	60	61,675
Barclays PLC,
Jr. Sub. Notes
8.000%(ff)	03/15/29(oo)		200	177,194
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27		200	167,418

A7

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	148	$143,026
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	132	90,829
3.250%(ff)	03/22/26(oo)	EUR	415	361,102
3.625%(ff)	03/22/29(oo)	EUR	100	78,918
British American Tobacco PLC,
Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	197	141,747
British Telecommunications PLC,
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	100	80,456
Sr. Unsec’d. Notes
9.625%	12/15/30		66	76,312
CK Hutchison Group Telecom Finance SA,
Gtd. Notes
1.125%	10/17/28	EUR	235	187,433
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27(oo)	GBP	238	172,741
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	261	209,314
HSBC Holdings PLC,
Sr. Unsec’d. Notes
5.210%(ff)	08/11/28		200	186,794
5.402%(ff)	08/11/33(a)		250	221,209
Imperial Brands Finance Netherlands BV,
Gtd. Notes, EMTN
1.750%	03/18/33	EUR	200	130,019
Imperial Brands Finance PLC,
Gtd. Notes, EMTN
3.375%	02/26/26	EUR	100	92,514
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	06/27/24(oo)		285	262,912
Motion Finco Sarl,
Sr. Sec’d. Notes
7.000%	05/15/25	EUR	110	106,385
National Grid Gas PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	66,579
National Grid PLC,
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	300	234,724
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30		200	172,234
NatWest Group PLC,
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo)	GBP	340	283,448
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		305	256,320
Sub. Notes
3.622%(ff)	08/14/30	GBP	340	334,759
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		87	$51,319
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		214	197,940
1.532%(ff)	08/21/26		214	185,596
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
4.316%(c)	01/30/27(a)(oo)		200	150,000
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		319	268,992
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes
8.250%	07/31/25	GBP	100	97,363
Virgin Money UK PLC,
Jr. Sub. Notes
9.250%(ff)	06/08/24(oo)	GBP	200	205,493
				5,648,682
United States — 13.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22		725	723,179
2.600%	11/21/24		263	250,527
4.050%	11/21/39		126	102,041
4.250%	11/21/49		44	35,306
Air Lease Corp.,
Sr. Unsec’d. Notes
2.100%	09/01/28		42	32,738
3.250%	03/01/25		9	8,431
3.625%	04/01/27		27	23,920
3.875%	07/03/23(a)		327	323,506
4.625%	10/01/28		35	31,357
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26		34	30,483
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24		40	38,562
4.400%	09/25/23		120	118,124
5.000%	04/01/23		8	7,963
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23		87	86,226
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	203	162,660
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		40	32,867
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		300	286,959
American Medical Systems Europe BV,
Gtd. Notes
0.750%	03/08/25	EUR	250	230,546

A8

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	125	$103,897
0.500%	01/15/28	EUR	190	150,647
3.000%	06/15/23		425	419,473
3.500%	01/31/23		550	547,938
4.400%	02/15/26		57	55,002
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		87	73,787
3.250%	06/01/51		53	37,032
3.450%	05/01/50		14	10,074
4.200%	09/01/48		50	40,350
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		24	15,040
3.450%	02/09/45		76	59,876
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	115	80,026
AT&T, Inc.,
Jr. Sub. Notes, Series B
2.875%(ff)	03/02/25(oo)	EUR	100	86,016
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	267	233,143
2.550%	12/01/33		85	63,255
3.500%	06/01/41		50	36,047
3.550%	09/15/55		6	3,940
3.650%	09/15/59		53	34,410
5.200%	11/18/33	GBP	100	99,258
AutoNation, Inc.,
Gtd. Notes
3.800%	11/15/27		81	71,834
4.500%	10/01/25		16	15,478
Sr. Unsec’d. Notes
3.850%	03/01/32		8	6,359
4.750%	06/01/30		16	14,077
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		82	68,855
1.950%	09/20/26		63	51,025
3.500%	11/01/27		23	19,106
4.125%	08/01/25		5	4,581
4.375%	01/30/24		33	31,898
4.875%	10/01/25		14	13,077
5.500%	12/15/24		91	88,070
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		10	8,615
Bank of America Corp.,
Sr. Unsec’d. Notes
2.972%(ff)	02/04/33		424	332,160
3.419%(ff)	12/20/28		172	152,573
4.571%(ff)	04/27/33		194	174,092
4.827%(ff)	07/22/26		165	161,102
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.015%(ff)	07/22/33		100	$93,029
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		195	160,059
3.194%(ff)	07/23/30		223	187,817
3.559%(ff)	04/23/27		86	79,382
4.271%(ff)	07/23/29		104	94,881
Sub. Notes
2.482%(ff)	09/21/36		95	68,732
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.414%(ff)	07/24/26		50	48,884
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		150	143,190
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	100	79,960
1.213%	02/12/36	EUR	210	139,092
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		159	154,700
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	160	124,866
Berry Global, Inc.,
Sr. Sec’d. Notes
1.500%	01/15/27	EUR	100	82,550
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		149	132,277
3.250%	02/01/35		19	13,428
3.375%	06/15/46		15	9,063
5.150%	05/01/30		107	99,080
5.705%	05/01/40		25	21,824
5.805%	05/01/50		20	17,404
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		72	55,984
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		137	115,663
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	165	138,915
2.650%	06/01/30		26	21,641
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		58	36,827
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		225	210,846
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		80	53,441
3.550%	03/15/42		40	31,385
3.700%	03/15/52		35	26,868

A9

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
3.900%	03/15/62		10	$7,573
4.250%	10/26/49		35	29,323
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		55	46,330
Gtd. Notes, 144A
1.950%	02/15/28		122	100,109
2.600%	02/15/33		135	96,690
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		333	233,476
3.469%	04/15/34		64	48,132
4.150%	04/15/32		227	190,992
Carnival Corp.,
Sr. Sec’d. Notes, 144A
4.000%	08/01/28		114	91,770
Carnival PLC,
Gtd. Notes
1.000%	10/28/29	EUR	167	80,197
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		41	32,433
4.500%	06/01/33		145	107,550
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		85	72,135
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)		359	295,982
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		73	46,639
4.500%	02/01/24		135	133,470
4.800%	03/01/50		129	92,263
4.908%	07/23/25		41	40,010
5.125%	07/01/49		76	56,081
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		19	16,032
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		148	118,190
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24		274	260,566
2.014%(ff)	01/25/26		105	96,603
3.057%(ff)	01/25/33		40	31,543
3.106%(ff)	04/08/26		234	219,468
3.785%(ff)	03/17/33		87	72,978
3.980%(ff)	03/20/30		43	38,174
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		145	129,264
Sub. Notes
3.500%	05/15/23		14	13,897
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		110	66,903
3.450%	02/01/50		60	41,837
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		270	$215,188
3.910%	10/01/50		1	713
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		50	33,221
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		100	76,500
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		800	762,596
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		75	41,427
3.600%	08/15/32		35	31,278
4.200%	09/01/52		90	74,809
Continental Resources, Inc.,
Gtd. Notes, 144A
2.875%	04/01/32		130	94,974
5.750%	01/15/31		140	126,528
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		85	80,817
3.900%	04/05/32		200	168,781
CSX Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/52		25	21,021
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31		75	57,122
5.125%	07/20/45		50	43,760
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		90	57,390
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27		100	96,646
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26		145	145,581
8.350%	07/15/46		30	32,484
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		204	183,118
5.850%	12/15/25		152	153,625
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	125	103,550
3.250%	11/15/39		110	83,223
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	100	66,805
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	127	115,300

A10

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29	156	$133,405
5.200%	09/20/47	75	55,471
5.300%	05/15/49	80	59,882
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	196	161,772
5.750%	12/01/28	134	101,027
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	94	91,108
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28	250	234,350
Sr. Unsec’d. Notes, 144A
2.450%	01/15/23	775	770,619
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28	65	61,217
4.500%	08/15/32	95	85,923
5.000%	08/15/52	20	17,083
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	135	132,791
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33	165	149,064
4.700%	08/23/52	75	65,870
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51	10	6,387
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	146	105,021
4.550%	05/15/52	15	12,692
4.625%	05/15/42	40	34,587
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	15	9,306
3.375%	03/15/29	20	18,554
Enbridge Energy Partners LP,
Gtd. Notes
7.375%	10/15/45	135	146,062
Energy Transfer LP,
Sr. Unsec’d. Notes
5.500%	06/01/27	41	39,933
6.250%	04/15/49	206	184,001
Entegris Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29	177	157,019
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	317	273,071
3.300%	02/15/53	20	13,089
3.750%	02/15/25	41	39,727
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/28		73	$71,687
6.125%	02/01/25		30	30,112
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		56	46,735
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31		151	110,325
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		128	104,747
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		195	163,668
4.100%	03/15/52		60	46,404
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26		100	95,402
FedEx Corp.,
Gtd. Notes
0.450%	05/04/29	EUR	123	92,645
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.625%	12/03/25	EUR	197	175,701
Ford Motor Co.,
Sr. Unsec’d. Notes
6.100%	08/19/32		162	142,807
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24		200	193,407
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	109	96,576
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		114	100,669
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		40	40,076
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		215	214,091
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.500%	06/10/26		277	235,206
4.300%	04/06/29		100	87,135
5.000%	04/09/27		100	94,817
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		32	21,226
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		112	84,034
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		109	86,617

A11

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes
2.383%(ff)	07/21/32		96	$72,518
2.640%(ff)	02/24/28		48	41,695
3.375%	03/27/25	EUR	601	585,942
3.615%(ff)	03/15/28		24	21,840
3.850%	01/26/27		235	219,081
4.482%(ff)	08/23/28		165	154,984
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		530	481,625
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.050%	02/14/27		199	170,730
3.350%	06/08/25		77	72,289
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		50	35,800
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51		30	18,634
5.250%	04/15/25		64	62,791
5.375%	02/01/25		174	171,952
5.875%	02/01/29		75	73,203
Gtd. Notes, 144A
4.625%	03/15/52		20	15,047
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		177	166,291
7.300%	08/15/31		50	52,860
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		81	80,599
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31		140	107,625
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		175	151,703
3.300%	04/15/40		45	34,460
4.950%	09/15/52		45	42,187
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31		111	81,464
HP, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/29		234	205,814
5.500%	01/15/33		165	146,341
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		400	338,617
Intel Corp.,
Sr. Unsec’d. Notes
5.050%	08/05/62		124	107,642
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		113	73,758
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.600%	03/15/33		60	$55,927
4.950%	06/15/52		85	75,348
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		70	61,444
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		25	24,384
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
4.900%	12/01/32		25	23,622
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.276%(c)	01/30/23(oo)		46	45,793
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.597%(c)	10/01/22(oo)		3	3,000
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	300	289,525
2.580%(ff)	04/22/32		135	104,477
2.963%(ff)	01/25/33		150	118,146
3.702%(ff)	05/06/30		55	48,099
4.005%(ff)	04/23/29		72	65,123
4.452%(ff)	12/05/29		142	129,890
4.565%(ff)	06/14/30		164	150,570
4.586%(ff)	04/26/33		71	63,935
4.851%(ff)	07/25/28		165	158,314
4.912%(ff)	07/25/33		60	55,412
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27	EUR	100	88,605
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	2,772,000	181,538
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27		107	100,011
4.375%	06/01/46		40	31,159
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes
2.050%	10/15/26		211	169,473
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		155	136,079
Lear Corp.,
Sr. Unsec’d. Notes
3.500%	05/30/30		13	10,623
Liberty Mutual Group, Inc.,
Gtd. Notes
3.625%(ff)	05/23/59	EUR	174	144,790
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32		130	120,299
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52		100	76,150

A12

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27		70	$67,612
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		3	2,329
3.200%	07/15/51		63	39,499
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		115	87,975
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		145	126,070
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		232	176,763
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	100	90,556
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		10	6,506
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		625	620,718
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		97	66,176
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	205	184,144
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	162	136,648
3.620%(ff)	04/17/25		155	150,499
4.210%(ff)	04/20/28		85	79,506
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31		268	230,733
Sub. Notes
2.484%(ff)	09/16/36		225	161,228
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		139	129,699
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	145	119,878
4.625%	08/01/29		109	87,802
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29		110	93,948
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		65	83,393
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	130	119,802
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.625%	05/15/29	EUR	124	$113,116
4.875%	04/15/28		95	88,987
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	09/15/27		159	157,681
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32		75	56,974
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23		750	738,008
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		32	24,909
5.783%	09/16/52		100	94,863
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		103	68,209
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		234	223,422
5.150%	05/01/40		103	96,419
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		153	127,161
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		120	111,926
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26		24	24,059
8.875%	07/15/30		75	83,241
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.450%	10/15/31		152	92,130
Omega Healthcare Investors, Inc.,
Gtd. Notes
3.250%	04/15/33		120	85,034
3.625%	10/01/29		22	17,900
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
4.950%	09/15/52		30	28,296
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24		125	119,947
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23		725	722,160
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48		5	4,007
6.350%	01/15/31		100	98,122
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31		150	118,162
3.600%	04/01/40		152	103,076

A13

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.600%	04/01/50	73	$45,673
5.375%	07/15/40	48	39,970
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	80	78,069
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	125	115,261
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	41	29,851
3.000%	06/15/28	88	72,558
Sr. Sec’d. Notes
3.250%	06/01/31	85	64,758
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	227	183,963
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	119	117,760
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28	100	94,610
3.900%	07/18/32	35	32,380
4.200%	07/18/52	5	4,428
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series O, 3 Month LIBOR + 3.678%
6.460%(c)	11/01/22(oo)	26	25,925
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	188	147,098
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31	100	77,650
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32	110	86,694
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25	174	171,412
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	107	103,860
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31	95	69,991
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	200	173,016
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27	170	152,623
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25	174	173,704
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		110	$104,751
3.700%	04/01/29		10	8,936
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25		158	141,729
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30		43	34,543
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		74	63,549
Synchrony Financial,
Sr. Unsec’d. Notes
2.875%	10/28/31		192	136,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31		125	107,463
6.875%	01/15/29		100	98,708
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24		161	150,375
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		20	18,835
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	160	126,178
T-Mobile USA, Inc.,
Gtd. Notes
3.375%	04/15/29		90	77,730
5.200%	01/15/33		125	119,615
5.650%	01/15/53		65	61,515
Sr. Unsec’d. Notes
3.000%	02/15/41		95	63,370
3.500%	04/15/25		64	61,226
3.750%	04/15/27		216	199,649
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25		130	127,027
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		92	62,784
U.S. Bancorp,
Sub. Notes
4.967%(ff)	07/22/33		125	117,261
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		120	79,333
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50		35	22,849
3.500%	08/15/39		55	43,184
4.000%	05/15/29		90	83,859
4.200%	05/15/32		25	23,244

A14

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.375%	03/15/42		5	$4,286
4.750%	07/15/45		17	15,305
4.750%	05/15/52		20	17,885
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		125	83,292
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37		54	54,008
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.850%	09/03/41		65	43,111
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		110	101,677
4.625%	12/01/29		125	108,591
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		40	23,389
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	100	89,882
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53		224	220,003
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23		225	215,634
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		60	47,810
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		65	41,203
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		145	137,327
3.755%	03/15/27		300	269,260
4.054%	03/15/29		155	134,065
5.050%	03/15/42		145	108,532
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	231	210,660
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		100	91,988
Western Digital Corp.,
Sr. Unsec’d. Notes
2.850%	02/01/29		43	33,421
3.100%	02/01/32		200	136,552
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	03/09/52		25	18,334
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		302	256,869
3.750%	06/15/27		78	71,794
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.500%	11/15/23		752	$747,726
4.550%	06/24/24		160	158,333
4.650%	08/15/32		20	18,167
5.300%	08/15/52		15	13,141
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		40	28,399
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
1.164%	11/15/27	EUR	200	166,461
				40,036,474
Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27(d)		1,800	36,000
6.000%	10/28/22(d)		11,730	252,196
				288,196

Total Corporate Bonds (cost $107,972,272)				84,043,651
Municipal Bonds — 0.2%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31		105	112,648
6.548%	05/15/48		60	67,502
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27		175	150,528
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		170	133,193
				463,871
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31		135	140,936
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40		35	37,958
				178,894

Total Municipal Bonds (cost $767,828)				642,765
Residential Mortgage-Backed Securities — 1.6%
United States
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35		18	14,896
Series 2007-16CB, Class 1A2, 1 Month LIBOR + 0.400% (Cap 6.000%, Floor 0.400%)
3.484%(c)	08/25/37		46	30,886

A15

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Bellemeade Re Ltd.,
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.834%(c)	03/25/29	35	$34,669
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.684%(c)	07/25/29	40	39,717
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
5.034%(c)	07/25/29	187	185,070
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
5.584%(c)	10/25/29	181	180,487
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
3.781%(c)	06/25/31	224	216,495
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
3.281%(c)	09/25/31	181	170,024
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
3.124%(cc)	04/25/37	34	30,252
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
5.484%(c)	04/25/31	10	10,268
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
5.384%(c)	08/25/31	17	16,763
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
5.234%(c)	09/25/31	15	14,885
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
5.184%(c)	09/25/39	2	2,211
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
5.184%(c)	10/25/39	8	8,333
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
5.134%(c)	01/25/40	42	41,271
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.084%(c)	01/25/40	59	58,065
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
5.281%(c)	01/25/42	256	233,699
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
8.084%(c)	11/25/24	12	12,427
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
7.084%(c)	05/25/25	16	16,520
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
8.084%(c)	07/25/25	17	$16,828
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
8.634%(c)	04/25/28	64	65,046
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
9.834%(c)	08/25/28	30	31,952
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
10.034%(c)	08/25/28	14	14,720
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
9.084%(c)	09/25/28	41	42,825
Series 2018-C01, Class 1B1, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
6.634%(c)	07/25/30	25	24,828
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
4.281%(c)	11/25/41	148	132,552
Fannie Mae REMICS,
Series 2012-88, Class SB, IO, 1 Month LIBOR + 6.670% (Cap 6.670%, Floor 0.000%)
3.586%(c)	07/25/42	42	3,750
Series 2016-01, Class SJ, IO, 1 Month LIBOR + 6.150% (Cap 6.150%, Floor 0.000%)
3.066%(c)	02/25/46	44	5,711
Series 2017-91, Class GS, IO, 1 Month LIBOR + 6.150% (Cap 6.150%, Floor 0.000%)
3.066%(c)	11/25/47	342	41,619
Series 2018-55, Class SB, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
3.116%(c)	08/25/48	99	11,377
Series 2020-49, Class IO, IO
4.000%	07/25/50	57	10,502
Series 2020-49, Class KS, IO, 1 Month LIBOR + 6.100% (Cap 6.100%, Floor 0.000%)
3.016%(c)	07/25/50	1,857	211,473
Series 2020-62, Class GI, IO
4.000%	06/25/48	1,495	349,678
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
6.384%(c)	10/25/27	55	55,147
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 0.000%)
6.884%(c)	03/25/29	220	222,150
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
4.881%(c)	11/25/50	38	37,873
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
4.784%(c)	01/25/50	7	6,856

A16

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
4.934%(c)	02/25/50	99	$97,363
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
9.084%(c)	08/25/50	224	231,418
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
6.834%(c)	08/25/50	9	9,337
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
7.081%(c)	10/25/50	212	213,412
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
8.334%(c)	09/25/50	135	134,157
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
6.234%(c)	09/25/50	7	6,701
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
4.081%(c)	11/25/41	339	304,218
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
5.281%(c)	08/25/33	82	66,828
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
5.134%(c)	07/25/49	14	13,915
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
5.034%(c)	10/25/49	5	5,115
Freddie Mac REMIC,
Series 5020, Class IH, IO
3.000%	08/25/50	165	25,345
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR + 5.950% (Cap 5.950%, Floor 0.000%)
3.132%(c)	10/15/41	178	13,128
Series 4059, Class SP, IO, 1 Month LIBOR + 6.550% (Cap 6.550%, Floor 0.000%)
3.732%(c)	06/15/42	56	6,790
Series 4314, Class SE, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
3.232%(c)	03/15/44	58	5,789
Series 4473, Class AS, IO, 1 Month LIBOR + 5.600% (Cap 5.600%, Floor 0.000%)
2.782%(c)	05/15/45	48	3,673
Series 4583, Class ST, IO, 1 Month LIBOR + 6.000% (Cap 6.000%, Floor 0.000%)
3.182%(c)	05/15/46	100	11,184
Series 4989, Class EI, IO
4.000%	07/25/50	338	62,446
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
4.281%(c)	04/25/42	89	$87,680
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month LIBOR + 6.600% (Cap 6.600%, Floor 0.000%)
3.661%(c)	01/16/40	59	6,985
Series 2013-124, Class CS, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
3.036%(c)	08/20/43	106	11,115
Series 2015-111, Class IM, IO
4.000%	08/20/45	53	8,053
Series 2015-111, Class IW, IO
4.000%	06/20/45	131	14,969
Series 2015-111, Class SM, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
3.186%(c)	08/20/45	48	4,905
Series 2015-144, Class QS, IO, 1 Month LIBOR + 5.700% (Cap 5.700%, Floor 0.000%)
2.686%(c)	10/20/45	42	3,316
Series 2016-01, Class ST, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
3.186%(c)	01/20/46	44	4,494
Series 2016-027, Class IA, IO
4.000%	06/20/45	92	11,454
Series 2016-088, Class S, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
3.186%(c)	01/20/46	296	30,378
Series 2016-109, Class IH, IO
4.000%	10/20/45	61	8,575
Series 2018-067, Class PS, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
3.186%(c)	05/20/48	39	3,462
Series 2019-006, Class SA, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
3.036%(c)	01/20/49	43	3,910
Series 2019-078, Class SE, IO, 1 Month LIBOR + 6.100% (Cap 6.100%, Floor 0.000%)
3.086%(c)	06/20/49	56	4,651
Series 2019-151, Class NI, IO
3.500%	10/20/49	155	22,188
Series 2019-153, Class EI, IO
4.000%	12/20/49	103	17,235
Series 2020-021, Class SA, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
3.036%(c)	02/20/50	317	29,966
Series 2020-061, Class GI, IO
5.000%	05/20/50	57	9,442
Series 2020-061, Class SF, IO, 1 Month LIBOR + 6.440% (Cap 6.440%, Floor 0.000%)
3.426%(c)	07/20/43	135	13,189
Series 2020-061, Class SW, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
3.036%(c)	08/20/49	163	15,312

A17

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2020-079, Class AI, IO
4.000%	06/20/50	50	$7,662
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
3.524%(c)	06/25/45	83	76,391
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
3.544%(c)	07/25/46	22	22,824
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
7.334%(c)	11/25/24	16	15,618
JPMorgan Mortgage Trust,
Series 2021-LTV02, Class A1, 144A
2.520%(cc)	05/25/52	237	191,858
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
3.624%(c)	12/25/35	82	74,203
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
3.107%(cc)	07/25/59	33	31,280
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	54	51,956
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
5.863%(c)	05/27/23	99	94,989
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
5.813%(c)	10/27/22	38	36,379
Radnor Re Ltd.,
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.834%(c)	06/25/29	51	50,453
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
3.404%(c)	01/25/37	58	50,625
Series 2007-QA05, Class 2A1
5.923%(cc)	09/25/37	66	49,419
Series 2007-QH08, Class A
1.778%(cc)	10/25/37	50	44,793
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
3.404%(c)	10/25/35	40	37,308
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
3.544%(c)	02/25/36	2	2,468
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
2.604%(c)	09/25/46		64	$59,238

Total Residential Mortgage-Backed Securities (cost $5,694,830)				5,021,387
Sovereign Bonds — 29.8%
Australia — 1.2%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 136
4.750%	04/21/27	AUD	2,355	1,574,268
Sr. Unsec’d. Notes, Series 145
2.750%	06/21/35	AUD	456	255,085
Sr. Unsec’d. Notes, Series 148
2.750%	11/21/27	AUD	795	486,129
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	280	147,597
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	743	444,065
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	166	95,750
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	277	107,357
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	403	228,052
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	661	383,567
				3,721,870
Austria — 0.7%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	02/20/30	EUR	182	146,962
0.750%	10/20/26	EUR	214	197,533
0.850%	06/30/2120	EUR	89	36,057
0.900%	02/20/32	EUR	1,569	1,297,414
1.850%	05/23/49	EUR	70	55,745
2.100%	09/20/2117	EUR	59	43,738
2.400%	05/23/34	EUR	250	230,317
				2,007,766
Belgium — 0.6%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	268	299,637
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	306	255,690
Sr. Unsec’d. Notes, Series 84, 144A
1.450%	06/22/37	EUR	74	58,603
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	198	172,867

A18

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Belgium (cont’d.)
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	880	$686,810
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	108	70,844
Sr. Unsec’d. Notes, Series 96, 144A
2.750%	04/22/39	EUR	415	388,790
				1,933,241
Canada — 2.3%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
2.100%	09/15/29	CAD	185	121,832
2.350%	06/15/27	CAD	205	140,178
Canadian Government Bond,
Bonds
0.250%	04/01/24	CAD	341	234,255
0.250%	03/01/26	CAD	922	597,176
1.250%	03/01/27	CAD	783	517,865
2.000%	12/01/51	CAD	772	441,214
2.750%	08/01/24	CAD	1,089	773,924
2.750%	12/01/48	CAD	3	2,022
Unsec’d. Notes
2.250%	12/01/29	CAD	320	218,154
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	296	201,919
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	119	90,805
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	213,659
Sr. Unsec’d. Notes
2.500%	04/27/26		243	225,897
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	1,511	1,365,027
Unsec’d. Notes
2.700%	06/02/29	CAD	421	284,020
3.450%	06/02/45	CAD	500	321,357
Province of Quebec,
Sr. Unsec’d. Notes
0.875%	05/04/27	EUR	257	229,607
2.750%	04/12/27		234	218,266
3.650%	05/20/32	CAD	176	125,135
Unsec’d. Notes
2.750%	09/01/27	CAD	350	242,132
3.100%	12/01/51	CAD	70	42,020
3.500%	12/01/45	CAD	212	137,550
Province of Saskatchewan,
Sr. Unsec’d. Notes
3.250%	06/08/27		381	362,859
				7,106,873
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos,
Unsec’d. Notes, 144A
4.700%	09/01/30	CLP	75,000	$67,607
China — 1.4%
China Government Bond,
Bonds, Series INBK
2.760%	05/15/32	CNH	1,280	178,796
2.910%	10/14/28	CNH	6,680	946,858
3.010%	05/13/28	CNH	8,970	1,281,908
3.020%	05/27/31	CNH	7,460	1,059,802
3.390%	03/16/50	CNH	4,730	681,936
				4,149,300
Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27		215	182,185
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	703,000	114,504
				296,689
Croatia — 0.1%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	150	122,044
Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28	CZK	7,640	260,611
Denmark — 0.1%
Denmark Government Bond,
Bonds
1.750%	11/15/25	DKK	1,954	253,576
4.500%	11/15/39	DKK	944	155,616
				409,192
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.606%(s)	07/31/30		4	1,165
Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	109	67,790
0.875%	09/15/25	EUR	180	169,804
1.500%	09/15/32	EUR	220	191,997
				429,591
France — 2.3%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	1,100	1,055,434

A19

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
France (cont’d.)
French Republic Government Bond OAT,
Bonds
0.000%	03/25/23	EUR	813	$792,032
0.000%	02/25/26	EUR	72	65,774
0.000%	02/25/27	EUR	1,701	1,513,443
0.000%	11/25/31	EUR	2,206	1,713,170
0.750%	05/25/52	EUR	525	291,508
1.250%	05/25/34	EUR	790	651,826
3.250%	05/25/45	EUR	53	53,922
4.500%	04/25/41	EUR	467	547,160
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	348	336,232
				7,020,501
Germany — 2.7%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	08/15/29	EUR	805	688,953
0.000%	08/15/30	EUR	310	260,178
0.000%	08/15/31	EUR	321	262,911
0.000%	02/15/32	EUR	4,137	3,341,902
0.000%	05/15/36	EUR	115	83,483
0.000%	08/15/50	EUR	517	284,573
0.250%	02/15/29	EUR	1,209	1,063,902
1.700%	08/15/32	EUR	642	606,590
3.250%	07/04/42	EUR	1,152	1,316,938
Bonds, Series G
0.000%	08/15/50	EUR	588	324,637
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	248	188,369
				8,422,436
Hungary — 0.0%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	20,120	39,410
Bonds, Series 30-A
3.000%	08/21/30	HUF	32,730	48,462
				87,872
Indonesia — 0.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
1.000%	07/28/29	EUR	100	76,340
3.375%	07/30/25	EUR	236	226,565
3.850%	10/15/30		450	406,350
4.150%	09/20/27		200	190,022
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	6,897,000	451,119
Bonds, Series 065
6.625%	05/15/33	IDR	3,172,000	194,351
Bonds, Series 087
6.500%	02/15/31	IDR	5,962,000	369,994
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia (cont’d.)
Bonds, Series 091
6.375%	04/15/32	IDR	3,544,000	$216,359
Bonds, Series FR93
6.375%	07/15/37	IDR	330,000	19,732
				2,150,832
Ireland — 0.2%
Ireland Government Bond,
Unsec’d. Notes
0.000%	10/18/31	EUR	335	259,726
0.350%	10/18/32	EUR	50	38,847
1.100%	05/15/29	EUR	218	196,412
1.500%	05/15/50	EUR	48	33,679
				528,664
Israel — 0.2%
Israel Government Bond,
Bonds, Series 0142
5.500%	01/31/42	ILS	200	70,603
Bonds, Series 0327
2.000%	03/31/27	ILS	999	264,838
Bonds, Series 0330
1.000%	03/31/30	ILS	94	22,237
Bonds, Series 0825
1.750%	08/31/25	ILS	317	85,276
				442,954
Italy — 2.1%
Italy Buoni Poliennali Del Tesoro,
Bonds
6.000%	05/01/31	EUR	856	949,325
Bonds, 144A
2.800%	03/01/67	EUR	41	28,356
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	604	572,031
0.000%	04/01/26	EUR	1,818	1,580,053
0.250%	03/15/28	EUR	1,075	868,797
2.800%	06/15/29	EUR	685	621,738
Sr. Unsec’d. Notes, 144A
0.950%	12/01/31	EUR	596	435,711
1.700%	09/01/51	EUR	227	129,630
2.150%	09/01/52	EUR	500	310,371
4.000%	04/30/35	EUR	875	819,053
				6,315,065
Ivory Coast — 0.0%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	128	90,345
Japan — 6.6%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.050%	02/12/27	EUR	460	396,258
Japan Government Five Year Bond,
Bonds, Series 153
0.005%	06/20/27	JPY	310,000	2,135,125

A20

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	64,950	$328,140
Bonds, Series 15
1.000%	03/20/62	JPY	202,150	1,196,965
Japan Government Ten Year Bond,
Bonds, Series 331
0.600%	09/20/23	JPY	343,900	2,392,758
Bonds, Series 337
0.300%	12/20/24	JPY	422,850	2,943,802
Japan Government Thirty Year Bond,
0.400%	09/20/49	JPY	10,050	54,882
Bonds, Series 30
2.300%	03/20/39	JPY	101,550	859,458
Bonds, Series 51
0.300%	06/20/46	JPY	102,750	580,802
Bonds, Series 56
0.800%	09/20/47	JPY	145,100	908,657
Bonds, Series 65
0.400%	12/20/49	JPY	101,850	555,998
Bonds, Series 68
0.600%	09/20/50	JPY	108,250	617,937
Bonds, Series 74
1.000%	03/20/52	JPY	20,300	127,650
Bonds, Series 75
1.300%	06/20/52	JPY	119,100	805,850
Japan Government Twenty Year Bond,
Bonds, Series 145
1.700%	06/20/33	JPY	64,250	504,911
Bonds, Series 157
0.200%	06/20/36	JPY	37,550	244,654
Bonds, Series 159
0.600%	12/20/36	JPY	40,750	278,895
Bonds, Series 171
0.300%	12/20/39	JPY	29,550	185,129
Bonds, Series 181
0.900%	06/20/42	JPY	125,200	848,963
Japan Government Two Year Bond,
Bonds, Series 435
0.005%	04/01/24	JPY	203,000	1,404,025
Bonds, Series 438
0.005%	07/01/24	JPY	174,000	1,203,332
Bonds, Series 440
0.005%	09/01/24	JPY	269,000	1,860,318
				20,434,509
Malaysia — 0.3%
Malaysia Government Bond,
Bonds, Series 0222
4.696%	10/15/42	MYR	453	95,010
Bonds, Series 0307
3.502%	05/31/27	MYR	2,599	545,824
Bonds, Series 0310
4.498%	04/15/30	MYR	1,816	392,776
				1,033,610
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexico — 0.2%
Mexican Bonos,
Bonds, Series M
5.500%	03/04/27	MXN	6,981	$293,671
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	3,303	154,685
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		200	166,600
				614,956
Netherlands — 0.3%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/27	EUR	254	228,132
0.000%	07/15/31	EUR	77	61,858
0.000%	01/15/38	EUR	976	643,553
0.000%	01/15/52	EUR	43	21,162
				954,705
New Zealand — 1.1%
New Zealand Government Bond,
Bonds, Series 0427
4.500%	04/15/27	NZD	1,458	824,309
Bonds, Series 0437
2.750%	04/15/37	NZD	179	80,926
Bonds, Series 0551
2.750%	05/15/51	NZD	481	188,546
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	5,210	2,387,079
				3,480,860
Nigeria — 0.0%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.696%	02/23/38		200	118,000
Norway — 0.1%
Norway Government Bond,
Sr. Unsec’d. Notes, 144A, Series 478
1.500%	02/19/26	NOK	1,526	132,503
Sr. Unsec’d. Notes, Series 485, 144A
3.500%	10/06/42	NOK	1,645	155,068
				287,571
Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
6.700%	01/26/36		265	259,418
Peru — 0.0%
Peru Government Bond,
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	270	50,635
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31		48	38,004
				88,639

A21

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Philippines — 0.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40		200	$159,022
Poland — 0.1%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	438	70,625
Bonds, Series 0726
2.500%	07/25/26	PLN	961	162,691
				233,316
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	116	84,997
1.950%	06/15/29	EUR	129	120,031
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	239	213,389
				418,417
Romania — 0.1%
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	45	33,002
Sr. Unsec’d. Notes
3.000%	02/14/31		68	48,186
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		132	72,955
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	8	4,806
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	14	10,482
3.375%	01/28/50	EUR	47	23,601
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	14	6,996
3.000%	02/27/27		226	190,377
				390,405
Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		200	157,000
Singapore — 0.2%
Singapore Government Bond,
Bonds
2.625%	08/01/32	SGD	137	88,543
2.750%	07/01/23	SGD	339	234,887
3.500%	03/01/27	SGD	513	356,126
				679,556
Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	48	43,345
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
South Africa — 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/30/29		233	$191,613
South Korea — 1.8%
Korea Treasury Bond,
Bonds, Series 2506
3.125%	06/10/25	KRW	3,678,420	2,500,944
Bonds, Series 2612
1.500%	12/10/26	KRW	135,280	84,751
Bonds, Series 2703
2.375%	03/10/27	KRW	2,608,560	1,688,222
Bonds, Series 2912
1.375%	12/10/29	KRW	1,245,160	724,973
Bonds, Series 3112
2.375%	12/10/31	KRW	414,630	252,771
Bonds, Series 4412
2.750%	12/10/44	KRW	246,820	141,956
Bonds, Series 4803
2.625%	03/10/48	KRW	132,460	72,602
Bonds, Series 5003
1.500%	03/10/50	KRW	380,540	157,158
				5,623,377
Spain — 0.6%
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	754	714,183
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	504	384,113
0.850%	07/30/37	EUR	143	96,744
1.000%	07/30/42	EUR	336	213,007
1.900%	10/31/52	EUR	38	25,123
2.900%	10/31/46	EUR	50	43,664
3.450%	07/30/66	EUR	232	212,294
4.200%	01/31/37	EUR	1	1,064
				1,690,192
Supranational Bank — 0.7%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	205	186,491
0.400%	01/26/26	EUR	190	173,637
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	393	299,534
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	130	120,888
0.000%	12/15/26	EUR	265	232,495
European Union,
Sr. Unsec’d. Notes
1.000%	07/06/32	EUR	220	180,752
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/31	EUR	880	673,113
0.000%	07/04/35	EUR	239	159,243
0.200%	06/04/36	EUR	237	158,419

A22

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Supranational Bank (cont’d.)
0.700%	07/06/51	EUR	140	$78,340
				2,262,912
Sweden — 0.1%
Sweden Government Bond,
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	4,320	326,051
Switzerland — 0.4%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	150	162,390
3.250%	06/27/27	CHF	258	289,664
3.500%	04/08/33	CHF	155	192,965
4.000%	04/08/28	CHF	486	571,610
				1,216,629
Thailand — 0.2%
Thailand Government Bond,
Bonds
2.875%	12/17/28	THB	850	22,552
4.675%	06/29/44	THB	6,607	185,631
Sr. Unsec’d. Notes
1.585%	12/17/35	THB	2,600	54,438
2.000%	12/17/31	THB	13,600	332,308
3.450%	06/17/43	THB	1,980	49,169
4.875%	06/22/29	THB	2,409	70,885
				714,983
United Kingdom — 1.6%
United Kingdom Gilt,
Bonds
0.500%	10/22/61	GBP	87	38,114
0.625%	07/31/35	GBP	709	510,461
0.875%	10/22/29	GBP	1,095	974,149
1.250%	07/31/51	GBP	873	543,398
1.500%	07/22/47	GBP	387	270,951
1.750%	09/07/37	GBP	1,087	888,105
1.750%	07/22/57	GBP	305	219,536
2.500%	07/22/65	GBP	204	184,975
3.500%	07/22/68	GBP	111	129,405
4.250%	12/07/40	GBP	61	69,490
4.250%	12/07/46	GBP	317	371,107
Unsec’d. Notes
0.875%	01/31/46	GBP	752	452,741
1.125%	01/31/39	GBP	227	163,017
1.500%	07/31/53	GBP	275	182,181
				4,997,630
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		42	40,157

Total Sovereign Bonds (cost $115,759,302)				91,981,491
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 11.7%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51	99	$76,204
2.000%	12/01/35	299	263,956
2.000%	03/01/51	21	16,756
2.000%	08/01/51	218	177,362
2.500%	06/01/30	28	25,907
2.500%	07/01/30	13	11,819
2.500%	11/01/35	31	27,767
2.500%	05/01/50	335	283,696
2.500%	07/01/50	157	133,026
2.500%	01/01/51	307	260,088
3.000%	06/01/30	8	7,108
3.000%	07/01/30	41	38,517
3.000%	07/01/30	46	43,455
3.000%	07/01/35	42	38,608
3.000%	09/01/35	25	23,143
3.000%	01/01/37	16	15,092
3.000%	02/01/37	26	23,677
3.000%	05/01/45	30	26,540
3.000%	08/01/46	74	66,298
3.000%	09/01/46	126	112,120
3.000%	02/01/47	50	44,561
3.000%	12/01/50	652	573,296
3.500%	05/01/30	43	41,179
3.500%	06/01/30	7	6,443
3.500%	10/01/30	7	6,554
3.500%	07/01/35	53	50,152
3.500%	08/01/42	32	29,359
3.500%	01/01/44	33	30,137
3.500%	07/01/45	36	32,992
3.500%	09/01/47	113	102,950
3.500%	11/01/47	65	59,015
3.500%	03/01/48	169	154,702
3.500%	07/01/49	54	48,778
3.500%	01/01/50	127	115,664
4.000%	01/01/33	56	54,842
4.000%	06/01/40	6	5,743
4.000%	02/01/41	10	9,454
4.000%	02/01/41	17	16,015
4.000%	11/01/41	3	3,107
4.000%	06/01/42	15	14,679
4.000%	09/01/44	30	28,246
4.000%	04/01/45	8	7,541
4.000%	05/01/45	21	20,243
4.000%	02/01/46	86	81,518
4.000%	05/01/46	26	24,402
4.000%	01/01/47	35	33,192
4.000%	09/01/48	42	39,306
4.000%	05/01/52	171	159,149
4.000%	08/01/52	248	230,018
4.500%	12/01/34	8	7,982
4.500%	09/01/40	50	49,307
4.500%	03/01/41	39	37,916
4.500%	07/01/41	11	11,112
4.500%	03/01/44	14	13,719
4.500%	07/01/45	31	30,821
4.500%	12/01/45	28	27,554

A23

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/48	6	$5,371
4.500%	11/01/48	50	48,158
4.500%	05/01/49	52	50,300
4.500%	02/01/50	6	5,686
4.500%	09/01/50	200	193,573
5.000%	02/01/42	40	40,413
5.000%	07/01/48	—(r)	39
5.000%	03/01/50	2	1,802
5.500%	08/01/40	8	8,204
6.000%	11/01/37	4	4,740
Federal National Mortgage Assoc.
1.500%	11/01/41	117	93,922
1.500%	02/01/51	24	18,767
2.000%	TBA(tt)	2,000	1,618,906
2.000%	04/01/30	10	8,707
2.000%	07/01/30	15	13,206
2.000%	08/01/30	29	26,061
2.000%	04/01/31	12	11,067
2.000%	03/01/36	357	315,115
2.000%	05/01/36	82	72,487
2.000%	02/01/37	92	81,254
2.000%	12/01/40	76	63,794
2.000%	11/01/41	433	362,485
2.000%	07/01/50	59	47,863
2.000%	02/01/51	197	160,688
2.000%	03/01/51	61	49,797
2.000%	03/01/51	64	52,064
2.000%	03/01/51	382	311,398
2.000%	05/01/51	1,085	882,979
2.000%	07/01/51	365	297,024
2.000%	10/01/51	551	447,606
2.000%	11/01/51	549	447,054
2.000%	02/01/52	1,416	1,150,566
2.500%	TBA	3,000	2,516,426
2.500%	05/01/30	9	8,526
2.500%	05/01/30	19	17,968
2.500%	06/01/30	7	6,777
2.500%	07/01/30	16	14,522
2.500%	07/01/30	19	17,771
2.500%	07/01/30	19	18,056
2.500%	04/01/37	149	130,025
2.500%	06/01/40	91	78,423
2.500%	04/01/43	23	19,313
2.500%	09/01/43	69	58,804
2.500%	04/01/45	11	9,009
2.500%	09/01/46	10	8,731
2.500%	07/01/50	529	452,877
2.500%	10/01/50	279	235,913
2.500%	11/01/50	169	142,756
2.500%	05/01/51	580	491,174
2.500%	09/01/51	316	267,151
2.500%	11/01/51	234	197,462
2.500%	12/01/51	119	99,979
2.500%	01/01/52	316	266,677
2.500%	02/01/52	284	239,148
2.500%	04/01/52	169	142,500
2.500%	04/01/52	278	233,438
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	TBA	445	$386,965
3.000%	06/01/30	24	22,241
3.000%	07/01/30	8	7,642
3.000%	07/01/30	16	14,987
3.000%	07/01/30	32	30,469
3.000%	09/01/30	16	15,483
3.000%	11/01/30	8	7,447
3.000%	06/01/32	42	38,985
3.000%	03/01/35	8	7,208
3.000%	09/01/35	13	11,891
3.000%	09/01/35	37	34,297
3.000%	03/01/36	57	52,294
3.000%	02/01/37	13	12,145
3.000%	06/01/37	279	259,595
3.000%	05/01/45	105	93,380
3.000%	06/01/45	77	68,916
3.000%	07/01/45	22	19,504
3.000%	08/01/45	67	59,596
3.000%	01/01/46	12	10,477
3.000%	04/01/46	107	95,040
3.000%	10/01/46	25	22,601
3.000%	10/01/46	38	33,581
3.000%	11/01/46	97	86,273
3.000%	12/01/46	40	35,581
3.000%	12/01/46	165	146,548
3.000%	02/01/51	349	306,258
3.000%	04/01/51	320	279,992
3.000%	05/01/51	166	146,111
3.000%	08/01/51	44	38,832
3.000%	08/01/51	67	58,444
3.500%	TBA	109	97,965
3.500%	09/01/29	30	28,708
3.500%	12/01/29	11	10,750
3.500%	04/01/30	44	42,216
3.500%	05/01/30	9	8,802
3.500%	10/01/30	17	15,847
3.500%	01/01/35	9	8,508
3.500%	08/01/35	18	16,692
3.500%	02/01/36	37	34,929
3.500%	02/01/37	12	11,067
3.500%	02/01/42	30	27,922
3.500%	11/01/42	49	45,454
3.500%	11/01/42	272	249,346
3.500%	01/01/43	54	49,924
3.500%	04/01/43	16	14,304
3.500%	04/01/43	170	155,612
3.500%	06/01/43	74	68,086
3.500%	08/01/47	18	16,862
3.500%	09/01/47	81	74,403
3.500%	09/01/47	108	98,492
3.500%	01/01/48	242	221,414
3.500%	03/01/48	168	153,687
3.500%	11/01/48	82	75,071
3.500%	07/01/49	519	472,102
3.500%	08/01/49	373	339,029
3.500%	01/01/50	182	165,197
3.500%	09/01/51	342	310,831

A24

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/01/57	173	$157,361
3.500%	05/01/58	68	61,815
4.000%	04/01/26	11	10,989
4.000%	05/01/27	11	10,513
4.000%	05/01/32	10	9,820
4.000%	04/01/35	12	11,252
4.000%	03/01/41	27	25,464
4.000%	11/01/42	38	36,135
4.000%	06/01/44	15	13,960
4.000%	12/01/44	308	292,658
4.000%	03/01/45	10	9,617
4.000%	08/01/45	617	586,155
4.000%	01/01/46	32	30,119
4.000%	03/01/46	61	57,474
4.000%	06/01/46	37	34,907
4.000%	04/01/47	31	29,149
4.000%	02/01/49	41	39,111
4.000%	09/01/52	1,685	1,563,878
4.500%	TBA	169	160,986
4.500%	08/01/23	3	2,768
4.500%	04/01/25	8	7,827
4.500%	01/01/34	8	7,770
4.500%	11/01/39	42	40,800
4.500%	03/01/40	8	7,852
4.500%	08/01/40	15	14,480
4.500%	02/01/41	13	12,733
4.500%	06/01/41	38	36,994
4.500%	09/01/41	6	6,351
4.500%	01/01/42	21	20,339
4.500%	01/01/42	32	30,967
4.500%	01/01/43	20	19,443
4.500%	03/01/44	8	8,005
4.500%	06/01/44	8	7,636
4.500%	06/01/45	27	26,690
4.500%	07/01/47	7	6,548
4.500%	09/01/48	37	36,101
4.500%	09/01/48	93	90,202
4.500%	09/01/48	158	153,352
4.500%	01/01/49	35	33,654
4.500%	02/01/49	35	33,817
4.500%	03/01/49	35	33,872
4.500%	06/01/49	334	323,325
4.500%	07/01/49	44	42,715
4.500%	11/01/49	6	5,616
4.500%	01/01/51	82	80,042
4.500%	06/01/52	98	93,236
5.000%	05/01/38	21	21,273
5.000%	08/01/44	24	23,916
5.000%	06/01/52	48	47,293
5.500%	07/01/38	10	10,841
5.500%	05/01/39	14	14,816
5.500%	05/01/40	7	7,646
6.000%	02/01/36	9	8,993
6.000%	11/01/38	8	8,118
6.000%	09/01/39	18	19,177
6.000%	06/01/40	11	11,272
6.000%	05/01/41	44	46,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Government National Mortgage Assoc.
2.000%	11/20/50	149	$122,796
2.000%	08/20/51	72	60,093
2.000%	09/20/51	119	99,836
2.000%	11/20/51	219	183,186
2.500%	01/20/47	16	14,227
2.500%	08/20/51	383	330,632
2.500%	12/20/51	1,320	1,138,433
3.000%	11/20/43	71	64,260
3.000%	01/15/45	10	8,817
3.000%	01/15/45	50	45,065
3.000%	03/15/45	9	7,979
3.000%	07/15/45	11	9,426
3.000%	01/20/47	94	83,822
3.000%	06/20/47	143	128,408
3.000%	08/20/47	59	52,458
3.000%	10/20/49	742	661,157
3.000%	07/20/51	61	54,045
3.000%	08/20/51	217	193,160
3.000%	12/20/51	23	20,697
3.500%	07/15/42	34	31,750
3.500%	04/15/45	9	8,035
3.500%	07/20/47	160	147,975
3.500%	08/20/47	74	68,570
3.500%	03/20/50	91	84,349
4.000%	01/15/41	37	35,489
4.000%	03/15/44	20	19,634
4.000%	05/15/45	37	35,222
4.000%	05/20/45	18	17,027
4.000%	07/20/45	136	129,168
4.000%	10/20/45	14	13,302
4.000%	01/20/46	29	27,514
4.000%	02/20/46	10	9,379
4.000%	03/20/46	46	42,818
4.000%	07/20/47	48	46,027
4.000%	06/20/52	74	69,561
4.500%	TBA(tt)	2,393	2,290,154
4.500%	04/15/40	38	37,707
4.500%	10/15/41	12	11,380
4.500%	07/20/44	19	19,220
4.500%	04/20/45	49	48,370
4.500%	11/20/47	20	19,144
4.500%	12/20/48	604	586,272
4.500%	02/20/49	43	41,610
4.500%	10/20/49	57	54,923
4.500%	12/20/49	36	34,629
4.500%	04/20/50	25	24,705
4.500%	03/20/52	49	46,838
5.000%	TBA(tt)	2,000	1,957,354
5.000%	06/15/38	6	6,334
5.000%	01/15/39	48	48,482
5.000%	06/15/39	11	11,110
5.000%	12/15/39	9	8,934
5.000%	10/20/42	8	8,316
5.000%	03/15/44	37	37,002
5.000%	09/20/48	29	29,087
5.000%	10/20/48	69	68,378

A25

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	11/20/48	65	$63,936
5.000%	12/20/48	7	6,731
5.000%	01/20/49	180	177,830
5.000%	03/20/49	99	97,305
5.000%	06/20/49	27	27,090
5.000%	01/20/50	35	34,564
5.000%	03/20/50	14	14,252
5.000%	05/20/52	25	24,371
5.500%	03/15/37	12	12,684

Total U.S. Government Agency Obligations (cost $40,016,152)			36,110,384
U.S. Treasury Obligations — 10.2%
U.S. Treasury Bonds
1.125%	08/15/40	2,785	1,724,524
1.750%	08/15/41	1,213	829,199
1.875%	02/15/51	2,161	1,430,040
2.000%	08/15/51	1,193	814,409
3.000%	11/15/45	67	55,882
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	930	898,493
0.125%	10/15/26	1,369	1,275,152
U.S. Treasury Notes
0.375%	04/15/24	1,890	1,779,110
0.500%	04/30/27	1,524	1,296,472
0.625%	07/31/26(h)	1,335	1,167,916
0.750%	04/30/26	682	603,996
0.750%	08/31/26	3,626	3,180,399
1.125%	02/28/27	760	669,275
1.250%	08/15/31(k)	3,496	2,826,297
1.625%	10/31/26	345	312,495
1.875%	08/31/24	1,415	1,352,873
2.125%	03/31/24	2,098	2,031,044
2.250%	02/15/27	2,693	2,488,880
2.625%	05/31/27	2,502	2,348,752
2.750%	08/15/32	3,225	2,950,371
2.875%	05/15/32	293	271,071
3.000%	07/15/25	1,272	1,229,468

Total U.S. Treasury Obligations (cost $34,631,915)			31,536,118

Shares
Common Stock — 0.1%
Bermuda
Mt. Logan Re, Ltd., Special Investment Series 4*	474	423,550
(cost $0)

Exchange-Traded Funds — 2.9%
iShares Core U.S. Aggregate Bond ETF	45,970	4,428,750
	Shares	Value
Exchange-Traded Funds (continued)
Vanguard Total International Bond ETF	93,370	$4,456,550

Total Exchange-Traded Funds (cost $10,471,911)		8,885,300

Total Long-Term Investments (cost $333,561,648)		276,206,125
Short-Term Investments — 12.7%
Affiliated Mutual Fund — 0.4%
PGIM Institutional Money Market Fund (cost $1,250,724; includes $1,246,794 of cash collateral for securities on loan)(b)(we)	1,251,512	1,250,636

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 5.3%
CDP Financial, Inc.
2.658%	10/17/22		1,650	1,647,598
Consolidated Edison Co. of New York, Inc.
2.755%	10/06/22		1,650	1,649,081
Dominion Energy, Inc.
3.007%	10/11/22		1,650	1,648,296
Enel Finance International NV
0.000%	10/10/22		1,000	999,833
Entergy Corp.
3.174%	11/18/22		1,225	1,219,069
General Motors Financial Co., Inc.
3.828%	11/30/22		730	725,014
Kreditanstalt fuer Wiederaufbau
2.628%	10/19/22		1,300	1,298,347
2.667%	10/14/22		1,625	1,623,471
National Grid PLC
3.110%	10/20/22		1,225	1,222,655
NiSource, Inc.
2.758%	10/04/22		1,150	1,149,575
Nutrien Ltd.
2.910%	10/12/22		825	824,065
Republic Services, Inc.
2.812%	10/18/22		307	306,480
Sherwin-Williams Co. (The)
2.955%	10/04/22		825	824,710
Walt Disney Co. (The)
2.731%	10/28/22		1,300	1,296,837

Total Commercial Paper (cost $16,438,623)					16,435,031
Foreign Treasury Obligations(n) — 4.1%
Japan
Japan Treasury Discount Bills
Series 1097
(0.157)%	10/24/22	JPY	167,900	1,159,338
Series 1107
(0.115)%	12/12/22	JPY	355,950	2,458,380
Series 1109
(0.118)%	12/19/22	JPY	284,200	1,962,900

A26

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Foreign Treasury Obligations(n) (continued)
Japan (cont’d.)
Series 1110
(0.229)%	01/06/23	JPY	1,032,150	$7,130,896

Total Foreign Treasury Obligations (cost $12,888,227)				12,711,514
U.S. Treasury Obligations(n) — 0.2%
U.S. Treasury Bills
2.252%	10/13/22		175	174,873
2.530%	10/18/22		575	574,383

Total U.S. Treasury Obligations (cost $749,183)				749,256

	Shares
Unaffiliated Funds — 2.6%
Dreyfus Government Cash Management (Institutional Shares)	1,439,363	1,439,363
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	6,450,961	6,450,961

Total Unaffiliated Funds (cost $7,890,324)		7,890,324

Options Purchased*~ — 0.1%
(cost $277,750)	155,600

Total Short-Term Investments (cost $39,494,831)	39,192,361

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.0% (cost $373,056,479)	315,398,486

Options Written*~ — (0.1)%
(premiums received $355,344)	(257,197)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.9% (cost $372,701,135)	315,141,289

Liabilities in excess of other assets(z) — (1.9)%	(6,019,687)

Net Assets — 100.0%	$309,121,602

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REMIC	Real Estate Mortgage Investment Conduit

A27

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,222,557; cash collateral of $1,246,794 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 6,392,684 is 2.1% of net assets.
(we)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	Deutsche Bank AG	05/04/23	1.42		—	GBP	110	$6,266
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.96		—		1,328	36,513
Currency Option USD vs CHF	Call	Citibank, N.A.	10/17/22	0.97		—		2,656	42,560
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.97		—		1,315	28,619
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	65	12,135
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	65	12,802
Currency Option NZD vs JPY	Put	Bank of America, N.A.	10/28/22	80.00		—	NZD	105	13,206
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/06/22	140.00		—		66	1,586
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/17/22	130.00		—		130	316
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/27/22	132.00		—		66	528
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00		—		109	365
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00		—		164	676
Total OTC Traded (cost $102,758)									$155,572

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 10/10/23	Call	Citibank, N.A.	10/10/22	0.42%	0.42%(A)	1 Day SONIA(A)	GBP	6,360	$—
1-Year Interest Rate Swap, 10/10/23	Call	Citibank, N.A.	10/10/22	0.46%	0.46%(A)	1 Day SONIA(A)	GBP	5,810	—
1-Year Interest Rate Swap, 11/15/23	Call	Citibank, N.A.	11/15/22	0.52%	0.52%(A)	1 Day SONIA(A)	GBP	6,380	1
1-Year Interest Rate Swap, 11/16/23	Call	Morgan Stanley & Co. International PLC	11/16/22	0.54%	0.54%(A)	1 Day SONIA(A)	GBP	3,490	—
A28

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 11/18/23	Call	JPMorgan Chase Bank, N.A.	11/16/22	1.80%	1.80%(A)	1 Day SOFR(A)	14,700	$8
1-Year Interest Rate Swap, 11/25/23	Call	Deutsche Bank AG	11/22/22	1.85%	1.85%(A)	1 Day SOFR(A)	14,600	19
5-Year Interest Rate Swap, 11/16/27	Call	JPMorgan Chase Bank, N.A.	11/14/22	0.70%	0.70%(S)	3 Month LIBOR(Q)	2,770	—
Total OTC Swaptions (cost $174,992)								$28
Total Options Purchased (cost $277,750)								$155,600
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs JPY	Call	Barclays Bank PLC	10/18/22	145.00		—	EUR	655	$(2,436)
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	10/27/22	1.11		—	GBP	289	(8,163)
Currency Option NZD vs JPY	Call	Morgan Stanley & Co. International PLC	10/19/22	87.50		—	NZD	1,090	(187)
Currency Option USD vs CHF	Call	Goldman Sachs International	10/17/22	0.96		—		1,328	(36,513)
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.98		—		2,656	(42,560)
Currency Option USD vs CHF	Call	Barclays Bank PLC	11/11/22	0.97		—		1,315	(12,074)
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.99		—		1,973	(26,874)
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/25/22	145.50		—		1,283	(27,922)
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	11/10/22	147.00		—		1,969	(16,260)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	10/27/22	1.04		—	GBP	289	(1,403)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	10/19/22	82.70		—	NZD	1,090	(15,461)
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/25/22	140.00		—		1,283	(5,167)
Total OTC Traded (premiums received $127,495)									$(195,020)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 11/18/23	Call	JPMorgan Chase Bank, N.A.	11/16/22	1.29%	1 Day SOFR(A)	1.29%(A)		14,700	$(2)
1-Year Interest Rate Swap, 11/18/23	Call	JPMorgan Chase Bank, N.A.	11/16/22	1.54%	1 Day SOFR(A)	1.55%(A)		14,700	(4)
1-Year Interest Rate Swap, 11/25/23	Call	Deutsche Bank AG	11/22/22	1.35%	1 Day SOFR(A)	1.35%(A)		14,600	(6)
1-Year Interest Rate Swap, 11/25/23	Call	Deutsche Bank AG	11/22/22	1.60%	1 Day SOFR(A)	1.60%(A)		14,600	(10)
10-Year Interest Rate Swap, 10/10/32	Call	Citibank, N.A.	10/10/22	0.38%	1 Day SONIA(A)	0.38%(A)	GBP	650	—
10-Year Interest Rate Swap, 10/10/32	Call	Citibank, N.A.	10/10/22	0.42%	1 Day SONIA(A)	0.42%(A)	GBP	600	—
10-Year Interest Rate Swap, 11/15/32	Call	Citibank, N.A.	11/15/22	0.55%	1 Day SONIA(A)	0.55%(A)	GBP	660	(2)
10-Year Interest Rate Swap, 11/16/32	Call	Morgan Stanley & Co. International PLC	11/16/22	0.60%	1 Day SONIA(A)	0.60%(A)	GBP	360	(1)
10-Year Interest Rate Swap, 10/05/32	Call	Citibank, N.A.	10/03/22	3.08%	1 Day SOFR(A)	3.08%(A)		240	—
10-Year Interest Rate Swap, 10/12/32	Call	Citibank, N.A.	10/10/22	2.54%	6 Month EURIBOR(S)	2.54%(A)	EUR	200	(25)
10-Year Interest Rate Swap, 10/13/32	Call	Morgan Stanley & Co. International PLC	10/11/22	3.09%	1 Day SOFR(A)	3.09%(A)		240	(39)
A29

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 10/19/32	Call	UBS AG	10/17/22	2.56%	6 Month EURIBOR(S)	2.56%(A)	EUR	200	$(136)
10-Year Interest Rate Swap, 10/21/32	Call	Citibank, N.A.	10/19/22	3.27%	1 Day SOFR(A)	3.27%(A)		240	(541)
10-Year Interest Rate Swap, 10/26/32	Call	Citibank, N.A.	10/24/22	2.72%	6 Month EURIBOR(S)	2.72%(A)	EUR	190	(571)
10-Year Interest Rate Swap, 10/28/32	Call	Deutsche Bank AG	10/26/22	3.63%	1 Day SOFR(A)	3.63%(A)		240	(3,395)
10-Year Interest Rate Swap, 11/02/32	Call	JPMorgan Chase Bank, N.A.	10/31/22	3.07%	6 Month EURIBOR(S)	3.07%(A)	EUR	190	(2,541)
30-Year Interest Rate Swap, 11/16/52	Call	JPMorgan Chase Bank, N.A.	11/14/22	1.06%	3 Month LIBOR(Q)	1.06%(S)		620	(1)
10-Year Interest Rate Swap, 10/05/32	Put	Citibank, N.A.	10/03/22	3.08%	3.08%(A)	1 Day SOFR(A)		240	(10,303)
10-Year Interest Rate Swap, 10/12/32	Put	Citibank, N.A.	10/10/22	2.54%	2.54%(A)	6 Month EURIBOR(S)	EUR	200	(8,247)
10-Year Interest Rate Swap, 10/13/32	Put	Morgan Stanley & Co. International PLC	10/11/22	3.09%	3.09%(A)	1 Day SOFR(A)		240	(10,073)
10-Year Interest Rate Swap, 10/19/32	Put	UBS AG	10/17/22	2.56%	2.56%(A)	6 Month EURIBOR(S)	EUR	200	(8,037)
10-Year Interest Rate Swap, 10/21/32	Put	Citibank, N.A.	10/19/22	3.27%	3.27%(A)	1 Day SOFR(A)		240	(6,971)
10-Year Interest Rate Swap, 10/26/32	Put	Citibank, N.A.	10/24/22	2.72%	2.72%(A)	6 Month EURIBOR(S)	EUR	190	(5,794)
10-Year Interest Rate Swap, 10/28/32	Put	Deutsche Bank AG	10/26/22	3.63%	3.63%(A)	1 Day SOFR(A)		240	(2,707)
10-Year Interest Rate Swap, 11/02/32	Put	JPMorgan Chase Bank, N.A.	10/31/22	3.07%	3.07%(A)	6 Month EURIBOR(S)	EUR	190	(2,771)
Total OTC Swaptions (premiums received $227,849)									$(62,177)
Total Options Written (premiums received $355,344)									$(257,197)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	2 Year U.S. Treasury Notes	Dec. 2022	$4,518,593	$(181)
4	3 Year Australian Treasury Bonds	Dec. 2022	272,650	(3,326)
6	5 Year Euro-Bobl	Dec. 2022	704,166	7,946
185	5 Year U.S. Treasury Notes	Dec. 2022	19,888,945	1,643
33	10 Year Australian Treasury Bonds	Dec. 2022	2,472,147	(63,660)
13	10 Year Canadian Government Bonds	Dec. 2022	1,163,116	(18,003)
11	10 Year Euro-Bund	Dec. 2022	1,492,998	(67,138)
34	10 Year U.S. Treasury Notes	Dec. 2022	3,810,125	7,063
20	10 Year U.S. Ultra Treasury Notes	Dec. 2022	2,369,688	(52,793)
27	20 Year U.S. Treasury Bonds	Dec. 2022	3,412,969	(264,070)
1	30 Year Euro Buxl	Dec. 2022	143,714	(11,252)
53	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	7,261,000	(281,516)
41	Euro Schatz Index	Dec. 2022	4,306,110	(29,307)
4	Euro-OAT	Dec. 2022	517,937	(23,135)
				(797,729)
Short Positions:
9	2 Year U.S. Treasury Notes	Dec. 2022	1,848,516	12,332
A30

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5	5 Year Canadian Government Bonds	Dec. 2022	$406,812	$2,426
37	5 Year Euro-Bobl	Dec. 2022	4,342,357	109,257
26	5 Year U.S. Treasury Notes	Dec. 2022	2,795,203	(247)
19	10 Year Canadian Government Bonds	Dec. 2022	1,699,938	8,049
35	10 Year Euro-Bund	Dec. 2022	4,750,449	161,330
5	10 Year Japanese Bonds	Dec. 2022	5,123,333	6,089
2	10 Year Mini Japanese Government Bonds	Dec. 2022	205,293	447
61	10 Year U.K. Gilt	Dec. 2022	6,565,761	98,354
3	10 Year U.S. Treasury Notes	Dec. 2022	336,187	(765)
35	10 Year U.S. Ultra Treasury Notes	Dec. 2022	4,146,953	180,293
9	30 Year Euro Buxl	Dec. 2022	1,293,431	22,350
95	Euro Currency	Dec. 2022	11,710,531	388,433
101	Euro Schatz Index	Dec. 2022	10,607,733	60,991
24	Euro-BTP Italian Government Bond	Dec. 2022	2,633,904	(19,349)
18	Euro-OAT	Dec. 2022	2,330,716	110,484
				1,140,474
				$342,745
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/05/22	JPMorgan Chase Bank, N.A.	AUD	808	$547,349	$516,723	$—	$(30,626)
Expiring 10/07/22	Bank of America, N.A.	AUD	2,420	1,607,836	1,548,055	—	(59,781)
Expiring 10/07/22	Bank of America, N.A.	AUD	470	319,147	300,655	—	(18,492)
Expiring 10/07/22	Bank of America, N.A.	AUD	180	121,570	115,144	—	(6,426)
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,465	982,343	937,149	—	(45,194)
Expiring 10/07/22	BNP Paribas S.A.	AUD	195	131,452	124,740	—	(6,712)
Expiring 10/07/22	Citibank, N.A.	AUD	980	659,420	626,898	—	(32,522)
Expiring 10/07/22	Goldman Sachs International	AUD	965	644,024	617,303	—	(26,721)
Expiring 10/07/22	Goldman Sachs International	AUD	475	321,406	303,853	—	(17,553)
Expiring 10/07/22	Goldman Sachs International	AUD	475	323,284	303,854	—	(19,430)
Expiring 10/07/22	Goldman Sachs International	AUD	180	123,461	115,144	—	(8,317)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	980	659,162	626,898	—	(32,264)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	945	646,888	604,509	—	(42,379)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	485	316,137	310,251	—	(5,886)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	350	235,535	223,892	—	(11,643)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	60	40,406	38,381	—	(2,025)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	2,240	1,450,109	1,432,910	—	(17,199)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	2,056	1,330,993	1,315,207	—	(15,786)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	975	653,629	623,699	—	(29,930)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	485	323,882	310,251	—	(13,631)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,440	981,173	921,157	—	(60,016)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	970	654,619	620,501	—	(34,118)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	945	643,333	604,509	—	(38,824)
A31

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	349	$239,381	$223,252	$—	$(16,129)
Expiring 10/07/22	UBS AG	AUD	345	232,731	220,694	—	(12,037)
Expiring 10/20/22	Barclays Bank PLC	AUD	1,124	752,463	718,832	—	(33,631)
Expiring 10/20/22	Credit Suisse International	AUD	1,257	869,038	804,367	—	(64,671)
Expiring 10/20/22	Credit Suisse International	AUD	918	638,205	587,506	—	(50,699)
Expiring 10/20/22	JPMorgan Chase Bank, N.A.	AUD	1,908	1,312,453	1,220,873	—	(91,580)
Expiring 10/20/22	JPMorgan Chase Bank, N.A.	AUD	1,896	1,302,706	1,213,009	—	(89,697)
Expiring 10/20/22	JPMorgan Chase Bank, N.A.	AUD	1,240	861,759	793,510	—	(68,249)
Expiring 10/20/22	JPMorgan Chase Bank, N.A.	AUD	1,049	726,556	671,426	—	(55,130)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	475	303,644	303,983	339	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	AUD	888	607,993	568,667	—	(39,326)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	AUD	333	228,366	213,400	—	(14,966)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	AUD	55	36,766	35,269	—	(1,497)
Expiring 12/22/22	JPMorgan Chase Bank, N.A.	AUD	69	44,770	44,280	—	(490)
Brazilian Real,
Expiring 10/04/22	Bank of America, N.A.	BRL	8,350	1,560,793	1,546,290	—	(14,503)
Expiring 10/04/22	Bank of America, N.A.	BRL	4,145	766,721	767,633	912	—
Expiring 10/04/22	BNP Paribas S.A.	BRL	4,165	770,419	771,335	916	—
Expiring 10/04/22	Citibank, N.A.	BRL	680	125,772	125,922	150	—
Expiring 10/04/22	Citibank, N.A.	BRL	595	114,787	110,181	—	(4,606)
Expiring 10/04/22	Citibank, N.A.	BRL	192	35,641	35,554	—	(87)
Expiring 10/04/22	HSBC Bank USA, N.A.	BRL	4,112	806,751	761,385	—	(45,366)
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	BRL	290	56,000	53,722	—	(2,278)
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	4,151	767,793	768,706	913	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	680	133,671	125,921	—	(7,750)
British Pound,
Expiring 10/07/22	Bank of America, N.A.	GBP	1,502	1,608,342	1,677,309	68,967	—
Expiring 10/07/22	Bank of America, N.A.	GBP	1,192	1,276,394	1,331,127	54,733	—
Expiring 10/07/22	Bank of America, N.A.	GBP	283	326,104	316,031	—	(10,073)
Expiring 10/07/22	Bank of America, N.A.	GBP	249	266,629	278,062	11,433	—
Expiring 10/07/22	Barclays Bank PLC	GBP	35	40,583	39,085	—	(1,498)
Expiring 10/07/22	Barclays Bank PLC	GBP	18	19,315	20,101	786	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	114	131,176	127,306	—	(3,870)
Expiring 10/07/22	Citibank, N.A.	GBP	292	315,042	326,082	11,040	—
Expiring 10/07/22	Citibank, N.A.	GBP	283	321,238	316,031	—	(5,207)
Expiring 10/07/22	Goldman Sachs International	GBP	1,502	1,620,658	1,677,309	56,651	—
Expiring 10/07/22	Goldman Sachs International	GBP	1,193	1,287,247	1,332,243	44,996	—
Expiring 10/07/22	Goldman Sachs International	GBP	386	449,441	431,053	—	(18,388)
Expiring 10/07/22	Goldman Sachs International	GBP	250	269,750	279,179	9,429	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	567	659,739	633,179	—	(26,560)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	285	326,328	318,264	—	(8,064)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	284	321,591	317,148	—	(4,443)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	283	328,144	316,031	—	(12,113)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	278	324,006	310,447	—	(13,559)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	172	198,044	192,075	—	(5,969)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	35	40,676	39,085	—	(1,591)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	18	19,680	20,100	420	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	568	640,360	634,295	—	(6,065)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	283	327,875	316,031	—	(11,844)
A32

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	146	$156,671	$163,041	$6,370	$—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	286	310,827	319,381	8,554	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	286	329,251	319,381	—	(9,870)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	285	321,415	318,264	—	(3,151)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	284	322,320	317,147	—	(5,173)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	96	105,852	107,205	1,353	—
Expiring 10/07/22	UBS AG	GBP	172	198,035	192,076	—	(5,959)
Expiring 11/07/22	BNP Paribas S.A.	GBP	287	306,171	320,673	14,502	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	287	305,917	320,674	14,757	—
Expiring 11/07/22	Citibank, N.A.	GBP	571	620,948	637,994	17,046	—
Expiring 11/07/22	Goldman Sachs International	GBP	524	585,340	585,479	139	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	GBP	214	228,918	239,108	10,190	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	573	611,371	640,229	28,858	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	286	305,152	319,556	14,404	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	105	117,227	117,320	93	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	36	39,902	40,224	322	—
Expiring 11/07/22	UBS AG	GBP	289	313,001	322,907	9,906	—
Expiring 11/07/22	UBS AG	GBP	287	306,853	320,673	13,820	—
Expiring 11/17/22	Citibank, N.A.	GBP	711	818,499	794,466	—	(24,033)
Expiring 11/17/22	Morgan Stanley & Co. International PLC	GBP	2,447	2,910,912	2,734,362	—	(176,550)
Expiring 11/17/22	The Bank of New York Mellon Corp.	GBP	188	211,960	209,932	—	(2,028)
Expiring 12/15/22	JPMorgan Chase Bank, N.A.	GBP	150	167,329	168,207	878	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	245	263,675	274,159	10,484	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	91	101,233	102,069	836	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	90	102,871	100,518	—	(2,353)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	40	45,258	44,661	—	(597)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	40	45,358	44,661	—	(697)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	32	37,546	35,776	—	(1,770)
Canadian Dollar,
Expiring 10/07/22	BNP Paribas S.A.	CAD	1,720	1,259,231	1,245,144	—	(14,087)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,305	960,931	944,717	—	(16,214)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	870	640,621	629,812	—	(10,809)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	430	330,917	311,286	—	(19,631)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	219	166,390	158,539	—	(7,851)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	126	95,890	91,214	—	(4,676)
Expiring 10/07/22	RBC Capital Markets LLC	CAD	940	716,831	680,486	—	(36,345)
Expiring 10/07/22	Standard Chartered Bank	CAD	2,088	1,572,252	1,511,547	—	(60,705)
Expiring 10/07/22	Standard Chartered Bank	CAD	93	70,786	67,324	—	(3,462)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	4,674	3,408,196	3,383,607	—	(24,589)
A33

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/07/22	State Street Bank and Trust Company	CAD	675	$492,198	$488,647	$—	$(3,551)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	85	64,581	61,534	—	(3,047)
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	CAD	63	48,490	45,451	—	(3,039)
Expiring 10/27/22	BNP Paribas S.A.	CAD	1,044	782,294	755,607	—	(26,687)
Expiring 10/27/22	BNP Paribas S.A.	CAD	979	761,862	708,411	—	(53,451)
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	CAD	1,057	822,470	765,374	—	(57,096)
Expiring 10/27/22	Royal Bank of Scotland International	CAD	1,031	799,958	746,472	—	(53,486)
Expiring 10/27/22	The Bank of New York Mellon Corp.	CAD	99	76,605	72,014	—	(4,591)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	1,541	1,123,587	1,115,508	—	(8,079)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	850	620,385	615,304	—	(5,081)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CAD	121	93,098	87,483	—	(5,615)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CAD	121	93,024	87,498	—	(5,526)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CAD	61	47,011	44,238	—	(2,773)
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	115,300	127,827	119,038	—	(8,789)
Expiring 10/07/22	Bank of America, N.A.	CLP	115,300	127,207	119,038	—	(8,169)
Expiring 10/07/22	Bank of America, N.A.	CLP	60,900	65,238	62,874	—	(2,364)
Expiring 10/07/22	Citibank, N.A.	CLP	117,600	131,367	121,412	—	(9,955)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	166,300	173,500	171,691	—	(1,809)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	115,300	127,969	119,038	—	(8,931)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	66,408	69,283	68,561	—	(722)
Expiring 10/07/22	Standard Chartered Bank	CLP	59,800	64,824	61,739	—	(3,085)
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	CLP	16,594	16,954	17,073	119	—
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	CLP	14,256	15,760	14,668	—	(1,092)
Expiring 11/22/22	BNP Paribas S.A.	CLP	709,886	772,547	726,563	—	(45,984)
Expiring 11/22/22	Citibank, N.A.	CLP	736,310	786,948	753,607	—	(33,341)
Chinese Renminbi,
Expiring 10/20/22	Bank of America, N.A.	CNH	5,379	754,823	753,624	—	(1,199)
Expiring 10/20/22	HSBC Bank USA, N.A.	CNH	5,095	715,623	713,907	—	(1,716)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CNH	879	122,550	123,194	644	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CNH	391	56,000	54,818	—	(1,182)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CNH	259	37,000	36,351	—	(649)
Colombian Peso,
Expiring 10/07/22	Citibank, N.A.	COP	636,523	140,296	137,893	—	(2,403)
Expiring 10/07/22	Citibank, N.A.	COP	365,400	82,966	79,158	—	(3,808)
Expiring 10/28/22	JPMorgan Chase Bank, N.A.	COP	189,766	43,723	40,938	—	(2,785)
Expiring 11/04/22	Citibank, N.A.	COP	351,378	77,040	75,700	—	(1,340)
Czech Koruna,
Expiring 10/07/22	BNP Paribas S.A.	CZK	2,860	116,554	113,876	—	(2,678)
Expiring 10/07/22	Citibank, N.A.	CZK	6,026	233,747	239,936	6,189	—
Expiring 10/07/22	Citibank, N.A.	CZK	5,860	241,568	233,327	—	(8,241)
Expiring 10/07/22	Citibank, N.A.	CZK	1,394	54,073	55,505	1,432	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	3,036	123,107	120,884	—	(2,223)
Danish Krone,
Expiring 10/07/22	Citibank, N.A.	DKK	2,935	377,478	387,059	9,581	—
A34

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/07/22	Bank of America, N.A.	EUR	1,309	$1,306,297	$1,283,496	$—	$(22,801)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,304	1,282,627	1,278,592	—	(4,035)
Expiring 10/07/22	Bank of America, N.A.	EUR	659	658,841	646,161	—	(12,680)
Expiring 10/07/22	Bank of America, N.A.	EUR	654	652,813	641,257	—	(11,556)
Expiring 10/07/22	Bank of America, N.A.	EUR	654	652,813	641,257	—	(11,556)
Expiring 10/07/22	Bank of America, N.A.	EUR	643	645,286	630,472	—	(14,814)
Expiring 10/07/22	Bank of America, N.A.	EUR	89	89,043	87,266	—	(1,777)
Expiring 10/07/22	Bank of America, N.A.	EUR	73	72,956	71,577	—	(1,379)
Expiring 10/07/22	Barclays Bank PLC	EUR	73	72,987	71,578	—	(1,409)
Expiring 10/07/22	Barclays Bank PLC	EUR	41	41,856	40,201	—	(1,655)
Expiring 10/07/22	Barclays Bank PLC	EUR	21	21,049	20,591	—	(458)
Expiring 10/07/22	BNP Paribas S.A.	EUR	656	655,861	643,219	—	(12,642)
Expiring 10/07/22	BNP Paribas S.A.	EUR	648	642,487	635,374	—	(7,113)
Expiring 10/07/22	BNP Paribas S.A.	EUR	324	325,465	317,687	—	(7,778)
Expiring 10/07/22	BNP Paribas S.A.	EUR	321	322,594	314,746	—	(7,848)
Expiring 10/07/22	Citibank, N.A.	EUR	1,638	1,641,741	1,606,085	—	(35,656)
Expiring 10/07/22	Citibank, N.A.	EUR	1,638	1,640,829	1,606,085	—	(34,744)
Expiring 10/07/22	Citibank, N.A.	EUR	176	176,726	172,571	—	(4,155)
Expiring 10/07/22	Deutsche Bank AG	EUR	18,341	17,586,708	17,983,644	396,936	—
Expiring 10/07/22	Deutsche Bank AG	EUR	2,503	2,400,062	2,454,232	54,170	—
Expiring 10/07/22	Deutsche Bank AG	EUR	1,691	1,621,456	1,658,053	36,597	—
Expiring 10/07/22	Deutsche Bank AG	EUR	327	332,469	320,629	—	(11,840)
Expiring 10/07/22	Goldman Sachs International	EUR	1,668	1,681,181	1,635,501	—	(45,680)
Expiring 10/07/22	Goldman Sachs International	EUR	248	247,199	243,168	—	(4,031)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,305	1,261,293	1,279,573	18,280	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	656	656,695	643,219	—	(13,476)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	656	656,745	643,218	—	(13,527)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	654	660,955	641,257	—	(19,698)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	654	660,955	641,257	—	(19,698)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	652	642,363	639,296	—	(3,067)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	652	641,198	639,296	—	(1,902)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	648	642,283	635,374	—	(6,909)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	645	635,183	632,433	—	(2,750)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	644	646,891	631,452	—	(15,439)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	511	517,763	501,043	—	(16,720)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	328	322,936	321,609	—	(1,327)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	328	328,340	321,609	—	(6,731)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	327	329,820	320,628	—	(9,192)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	327	315,877	320,629	4,752	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	327	331,458	320,629	—	(10,829)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	326	322,394	319,648	—	(2,746)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	324	320,232	317,687	—	(2,545)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	323	317,901	316,706	—	(1,195)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	323	319,690	316,707	—	(2,983)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	323	320,500	316,706	—	(3,794)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	321	322,301	314,745	—	(7,556)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	321	321,334	314,746	—	(6,588)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	40	40,179	39,220	—	(959)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	666	661,399	653,023	—	(8,376)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	666	660,992	653,023	—	(7,969)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	659	658,173	646,160	—	(12,013)
A35

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	657	$637,555	$644,199	$6,644	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	657	637,424	644,199	6,775	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	644	644,739	631,452	—	(13,287)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	643	645,083	630,472	—	(14,611)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	425	423,212	416,719	—	(6,493)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	327	327,576	320,629	—	(6,947)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	176	175,260	172,571	—	(2,689)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	147	146,909	144,136	—	(2,773)
Expiring 10/07/22	State Street Bank and Trust Company	EUR	634	613,938	621,647	7,709	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	327	317,177	320,629	3,452	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	1,480	1,435,012	1,451,740	16,728	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	1,346	1,371,886	1,319,887	—	(51,999)
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	449	437,448	440,782	3,334	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	378	376,835	371,028	—	(5,807)
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	334	344,107	327,221	—	(16,886)
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	181	179,779	177,232	—	(2,547)
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	169	172,609	165,584	—	(7,025)
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	164	168,461	160,600	—	(7,861)
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	79	79,445	77,669	—	(1,776)
Expiring 11/07/22	Bank of America, N.A.	EUR	963	926,002	946,279	20,277	—
Expiring 11/07/22	Bank of America, N.A.	EUR	320	307,706	314,444	6,738	—
Expiring 11/07/22	Goldman Sachs International	EUR	1,147	1,126,340	1,127,083	743	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	1,274	1,236,881	1,251,879	14,998	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	1,274	1,239,434	1,251,878	12,444	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	234	227,317	229,937	2,620	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	154	150,284	151,326	1,042	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	634	619,279	622,991	3,712	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	130	124,966	127,743	2,777	—
Expiring 11/07/22	UBS AG	EUR	316	311,512	310,513	—	(999)
Expiring 11/07/22	UBS AG	EUR	108	103,962	106,124	2,162	—
Expiring 11/09/22	JPMorgan Chase Bank, N.A.	EUR	203	195,847	199,552	3,705	—
Expiring 12/08/22	Citibank, N.A.	EUR	1,713	1,653,313	1,687,167	33,854	—
Expiring 12/08/22	JPMorgan Chase Bank, N.A.	EUR	428	412,713	421,723	9,010	—
Expiring 12/08/22	JPMorgan Chase Bank, N.A.	EUR	297	288,600	292,316	3,716	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	EUR	74	75,631	73,002	—	(2,629)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	EUR	1	1,432	1,385	—	(47)
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	34,857	80,650	80,592	—	(58)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	129,353	316,359	299,076	—	(17,283)
Expiring 11/07/22	Bank of America, N.A.	HUF	2,153	4,943	4,933	—	(10)
Indian Rupee,
Expiring 10/07/22	Bank of America, N.A.	INR	22,778	277,577	278,937	1,360	—
A36

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/07/22	Citibank, N.A.	INR	3,294	$41,294	$40,338	$—	$(956)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	INR	14,200	178,616	173,891	—	(4,725)
Expiring 10/07/22	Standard Chartered Bank	INR	5,856	73,411	71,712	—	(1,699)
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	INR	5,231	65,620	64,032	—	(1,588)
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	INR	3,845	48,094	47,058	—	(1,036)
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	INR	3,767	47,073	46,115	—	(958)
Expiring 12/21/22	Bank of America, N.A.	INR	61,988	758,207	753,928	—	(4,279)
Expiring 12/21/22	HSBC Bank USA, N.A.	INR	61,654	748,959	749,868	909	—
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	471,000	31,692	30,776	—	(916)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	12,701,041	836,971	829,889	—	(7,082)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	471,000	30,973	30,708	—	(265)
Israeli Shekel,
Expiring 10/07/22	BNP Paribas S.A.	ILS	40	12,037	11,225	—	(812)
Expiring 10/07/22	Citibank, N.A.	ILS	1,166	329,053	327,198	—	(1,855)
Expiring 11/07/22	Citibank, N.A.	ILS	40	11,316	11,254	—	(62)
Japanese Yen,
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	JPY	26,780	186,310	185,134	—	(1,176)
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	JPY	11,014	78,856	76,143	—	(2,713)
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	JPY	10,443	72,998	72,196	—	(802)
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	JPY	8,655	64,259	59,837	—	(4,422)
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	JPY	7,353	51,252	50,832	—	(420)
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	JPY	5,608	38,814	38,772	—	(42)
Expiring 10/07/22	Australia and New Zealand Banking Group Ltd.	JPY	188,000	1,313,507	1,299,798	—	(13,709)
Expiring 10/07/22	Bank of America, N.A.	JPY	140,100	979,494	968,626	—	(10,868)
Expiring 10/07/22	Bank of America, N.A.	JPY	94,000	658,231	649,899	—	(8,332)
Expiring 10/07/22	Bank of America, N.A.	JPY	46,800	328,214	323,567	—	(4,647)
Expiring 10/07/22	Bank of America, N.A.	JPY	46,700	326,539	322,875	—	(3,664)
Expiring 10/07/22	Barclays Bank PLC	JPY	47,100	327,868	325,641	—	(2,227)
Expiring 10/07/22	BNP Paribas S.A.	JPY	27,800	192,635	192,204	—	(431)
Expiring 10/07/22	Citibank, N.A.	JPY	93,500	654,542	646,442	—	(8,100)
Expiring 10/07/22	HSBC Bank PLC	JPY	139,200	975,292	962,403	—	(12,889)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	94,800	657,684	655,430	—	(2,254)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	94,800	660,267	655,429	—	(4,838)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	94,800	660,466	655,430	—	(5,036)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	94,700	659,544	654,739	—	(4,805)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	94,500	666,813	653,356	—	(13,457)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	89,600	640,385	619,478	—	(20,907)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	66,300	459,207	458,386	—	(821)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	47,300	330,007	327,024	—	(2,983)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	18,600	130,372	128,597	—	(1,775)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	1,612,111	11,156,478	11,145,841	—	(10,637)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	274,309	1,983,114	1,896,523	—	(86,591)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	139,400	985,096	963,786	—	(21,310)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	93,000	658,526	642,985	—	(15,541)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	93,000	657,155	642,985	—	(14,170)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	92,800	650,746	641,602	—	(9,144)
A37

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	91,600	$643,696	$633,306	$—	$(10,390)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	89,800	650,123	620,861	—	(29,262)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	89,600	640,565	619,478	—	(21,087)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	89,600	640,292	619,478	—	(20,814)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	47,300	332,913	327,024	—	(5,889)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	47,100	327,911	325,641	—	(2,270)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	47,000	328,906	324,950	—	(3,956)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	46,800	326,975	323,566	—	(3,409)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	46,800	326,948	323,567	—	(3,381)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	46,700	325,066	322,875	—	(2,191)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	46,500	325,618	321,493	—	(4,125)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	46,500	327,940	321,492	—	(6,448)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	45,900	322,180	317,344	—	(4,836)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	45,400	316,077	313,888	—	(2,189)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	45,400	314,838	313,887	—	(951)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	18,800	130,239	129,980	—	(259)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	18,800	130,204	129,979	—	(225)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	13,300	92,610	91,954	—	(656)
Expiring 10/07/22	RBC Capital Markets LLC	JPY	21,138	147,832	146,145	—	(1,687)
Expiring 10/07/22	State Street Bank and Trust Company	JPY	47,400	329,617	327,715	—	(1,902)
Expiring 10/07/22	UBS AG	JPY	72,009	499,758	497,857	—	(1,901)
Expiring 10/07/22	Westpac Banking Corp.	JPY	284,243	1,989,356	1,965,204	—	(24,152)
Expiring 10/07/22	Westpac Banking Corp.	JPY	143,382	1,002,842	991,317	—	(11,525)
Expiring 11/07/22	Goldman Sachs International	JPY	27,200	188,515	188,628	113	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	484,429	3,362,327	3,359,446	—	(2,881)
Expiring 11/07/22	RBC Capital Markets LLC	JPY	63,538	441,032	440,627	—	(405)
Expiring 11/07/22	RBC Capital Markets LLC	JPY	7,667	53,221	53,170	—	(51)
Expiring 11/21/22	JPMorgan Chase Bank, N.A.	JPY	211,443	1,486,187	1,468,690	—	(17,497)
Expiring 12/02/22	Australia and New Zealand Banking Group Ltd.	JPY	237,225	1,666,235	1,649,979	—	(16,256)
Expiring 12/02/22	Citibank, N.A.	JPY	115,888	830,827	806,043	—	(24,784)
Expiring 12/02/22	Citibank, N.A.	JPY	111,595	783,728	776,181	—	(7,547)
Expiring 12/02/22	Royal Bank of Scotland International	JPY	108,244	753,012	752,874	—	(138)
A38

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/02/22	Royal Bank of Scotland International	JPY	105,074	$730,780	$730,828	$48	$—
Expiring 12/02/22	The Bank of New York Mellon Corp.	JPY	70,950	495,629	493,479	—	(2,150)
Expiring 12/02/22	The Bank of New York Mellon Corp.	JPY	2,695	19,021	18,745	—	(276)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	JPY	12,770	89,985	89,078	—	(907)
Malaysian Ringgit,
Expiring 10/07/22	BNP Paribas S.A.	MYR	2,951	635,337	632,719	—	(2,618)
Expiring 12/15/22	Barclays Bank PLC	MYR	585	133,046	125,315	—	(7,731)
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	4,030	201,818	199,849	—	(1,969)
Expiring 10/07/22	Goldman Sachs International	MXN	3,900	193,818	193,403	—	(415)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	3,300	162,889	163,648	759	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	3,270	161,244	162,161	917	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	49,897	2,465,364	2,474,411	9,047	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	6,520	321,521	323,329	1,808	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	6,440	321,877	319,362	—	(2,515)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	4,060	201,619	201,337	—	(282)
Expiring 10/07/22	UBS AG	MXN	8,747	434,526	433,767	—	(759)
Expiring 11/07/22	Bank of America, N.A.	MXN	1,230	60,790	60,646	—	(144)
Expiring 11/07/22	Goldman Sachs International	MXN	3,900	192,696	192,292	—	(404)
Expiring 11/07/22	State Street Bank and Trust Company	MXN	3,290	160,763	162,216	1,453	—
Expiring 11/07/22	UBS AG	MXN	59,637	2,945,923	2,940,438	—	(5,485)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	937	46,088	45,841	—	(247)
New Taiwanese Dollar,
Expiring 10/03/22	JPMorgan Chase Bank, N.A.	TWD	5,791	181,986	182,205	219	—
Expiring 10/03/22	JPMorgan Chase Bank, N.A.	TWD	1,974	66,066	62,101	—	(3,965)
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	TWD	1,449	46,988	45,552	—	(1,436)
Expiring 10/07/22	Barclays Bank PLC	TWD	20,275	658,066	636,928	—	(21,138)
Expiring 10/07/22	Citibank, N.A.	TWD	40,500	1,285,306	1,272,284	—	(13,022)
Expiring 10/07/22	Citibank, N.A.	TWD	6,040	189,312	189,743	431	—
Expiring 10/07/22	Goldman Sachs International	TWD	20,390	651,700	640,540	—	(11,160)
Expiring 10/07/22	Goldman Sachs International	TWD	10,210	325,597	320,742	—	(4,855)
Expiring 10/21/22	HSBC Bank USA, N.A.	TWD	23,575	794,338	740,668	—	(53,670)
Expiring 10/21/22	Standard Chartered Bank	TWD	25,288	845,810	794,482	—	(51,328)
Expiring 10/21/22	Standard Chartered Bank	TWD	23,455	790,012	736,883	—	(53,129)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	1,430	46,000	45,047	—	(953)
New Zealand Dollar,
Expiring 10/07/22	Bank of America, N.A.	NZD	1,095	654,788	612,843	—	(41,945)
Expiring 10/07/22	Barclays Bank PLC	NZD	525	321,708	293,828	—	(27,880)
Expiring 10/07/22	BNP Paribas S.A.	NZD	545	327,407	305,022	—	(22,385)
Expiring 10/07/22	BNP Paribas S.A.	NZD	545	326,341	305,022	—	(21,319)
Expiring 10/07/22	BNP Paribas S.A.	NZD	155	91,463	86,749	—	(4,714)
Expiring 10/07/22	Citibank, N.A.	NZD	545	328,599	305,023	—	(23,576)
Expiring 10/07/22	Citibank, N.A.	NZD	545	327,720	305,023	—	(22,697)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,105	631,715	618,440	—	(13,275)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,075	655,798	601,649	—	(54,149)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,075	657,701	601,649	—	(56,052)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	550	323,637	307,821	—	(15,816)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	525	320,400	293,829	—	(26,571)
A39

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	260	$153,417	$145,515	$—	$(7,902)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	215	123,220	120,330	—	(2,890)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	4,812	2,713,968	2,693,151	—	(20,817)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,090	653,490	610,045	—	(43,445)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,085	656,897	607,246	—	(49,651)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	545	327,153	305,022	—	(22,131)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	540	331,468	302,224	—	(29,244)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	535	328,558	299,426	—	(29,132)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	175	103,022	97,943	—	(5,079)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	160	96,990	89,547	—	(7,443)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	1,090	654,913	610,044	—	(44,869)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	1,055	644,574	590,456	—	(54,118)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	535	323,425	299,425	—	(24,000)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	275	161,766	153,910	—	(7,856)
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	NZD	151	95,151	84,582	—	(10,569)
Expiring 11/07/22	BNP Paribas S.A.	NZD	545	309,288	305,050	—	(4,238)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	545	304,975	305,050	75	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,815	1,023,751	1,015,899	—	(7,852)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,085	617,705	607,301	—	(10,404)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	545	306,991	305,050	—	(1,941)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	545	310,158	305,050	—	(5,108)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	545	307,808	305,049	—	(2,759)
Expiring 11/18/22	BNP Paribas S.A.	NZD	1,331	782,710	744,895	—	(37,815)
Expiring 11/18/22	BNP Paribas S.A.	NZD	1,287	789,059	720,660	—	(68,399)
Expiring 11/18/22	Goldman Sachs International	NZD	1,314	787,072	735,336	—	(51,736)
Expiring 11/18/22	JPMorgan Chase Bank, N.A.	NZD	1,302	807,922	728,813	—	(79,109)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NZD	213	130,945	119,263	—	(11,682)
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	210	20,298	19,285	—	(1,013)
Expiring 10/07/22	Citibank, N.A.	NOK	3,230	323,581	296,633	—	(26,948)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	1,020	101,369	93,674	—	(7,695)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NOK	2,049	198,597	188,174	—	(10,423)
Expiring 10/07/22	UBS AG	NOK	2,000	182,765	183,674	909	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NOK	3,330	306,912	305,966	—	(946)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	1,990	184,224	182,845	—	(1,379)
A40

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	1,330	$122,108	$122,203	$95	$—
Expiring 11/07/22	UBS AG	NOK	1,561	142,724	143,427	703	—
Expiring 12/01/22	Barclays Bank PLC	NOK	7,996	736,445	735,266	—	(1,179)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	2,275	229,334	209,335	—	(19,999)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	1,461	149,000	134,422	—	(14,578)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	900	91,636	82,809	—	(8,827)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	274	27,613	25,185	—	(2,428)
Peruvian Nuevo Sol,
Expiring 10/07/22	Citibank, N.A.	PEN	262	65,854	65,703	—	(151)
Expiring 10/07/22	Citibank, N.A.	PEN	113	28,403	28,338	—	(65)
Philippine Peso,
Expiring 10/07/22	Citibank, N.A.	PHP	4,930	83,235	83,861	626	—
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	6,169	1,295,002	1,243,276	—	(51,726)
Expiring 10/07/22	Barclays Bank PLC	PLN	1,095	235,493	220,681	—	(14,812)
Expiring 10/07/22	BNP Paribas S.A.	PLN	426	84,469	85,854	1,385	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	PLN	950	202,029	191,459	—	(10,570)
Expiring 11/07/22	BNP Paribas S.A.	PLN	7,349	1,450,978	1,473,527	22,549	—
Expiring 11/07/22	UBS AG	PLN	955	188,434	191,485	3,051	—
Expiring 11/30/22	HSBC Bank USA, N.A.	PLN	3,823	795,330	763,930	—	(31,400)
Expiring 11/30/22	JPMorgan Chase Bank, N.A.	PLN	3,753	792,630	749,807	—	(42,823)
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	717	495,508	499,251	3,743	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	215	148,583	149,705	1,122	—
Expiring 12/07/22	Morgan Stanley & Co. International PLC	SGD	1,116	793,065	777,455	—	(15,610)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	439	314,659	305,905	—	(8,754)
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	5,730	325,081	316,374	—	(8,707)
Expiring 10/07/22	Bank of America, N.A.	ZAR	3,420	196,942	188,830	—	(8,112)
Expiring 10/07/22	Barclays Bank PLC	ZAR	2,480	143,199	136,929	—	(6,270)
Expiring 10/07/22	Goldman Sachs International	ZAR	5,710	325,774	315,270	—	(10,504)
Expiring 10/07/22	Goldman Sachs International	ZAR	2,280	130,920	125,887	—	(5,033)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	3,420	197,056	188,831	—	(8,225)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	41,801	2,447,251	2,307,983	—	(139,268)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	5,530	320,580	305,331	—	(15,249)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	3,440	194,495	189,934	—	(4,561)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	3,430	200,849	189,382	—	(11,467)
Expiring 10/13/22	Bank of America, N.A.	ZAR	13,732	830,670	757,792	—	(72,878)
Expiring 10/13/22	Credit Suisse International	ZAR	13,868	781,588	765,270	—	(16,318)
Expiring 10/13/22	Credit Suisse International	ZAR	13,362	764,596	737,372	—	(27,224)
Expiring 10/13/22	Morgan Stanley & Co. International PLC	ZAR	13,375	742,704	738,062	—	(4,642)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	ZAR	47,591	2,642,520	2,620,380	—	(22,140)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	481	27,938	26,390	—	(1,548)
South Korean Won,
Expiring 10/07/22	BNP Paribas S.A.	KRW	993,650	742,228	691,427	—	(50,801)
Expiring 10/07/22	BNP Paribas S.A.	KRW	162,690	118,102	113,207	—	(4,895)
Expiring 10/07/22	Citibank, N.A.	KRW	2,124,065	1,471,061	1,478,022	6,961	—
A41

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/07/22	Goldman Sachs International	KRW	451,170	$324,861	$313,945	$—	$(10,916)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	906,690	658,453	630,916	—	(27,537)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	453,780	327,852	315,761	—	(12,091)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	867,170	638,752	603,416	—	(35,336)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	452,660	326,413	314,981	—	(11,432)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	448,950	321,023	312,400	—	(8,623)
Expiring 10/13/22	JPMorgan Chase Bank, N.A.	KRW	291,432	222,806	202,645	—	(20,161)
Expiring 10/27/22	Citibank, N.A.	KRW	1,005,469	762,175	697,964	—	(64,211)
Expiring 10/27/22	HSBC Bank USA, N.A.	KRW	1,103,695	805,717	766,149	—	(39,568)
Expiring 10/27/22	HSBC Bank USA, N.A.	KRW	1,083,198	827,355	751,921	—	(75,434)
Expiring 10/27/22	Standard Chartered Bank	KRW	1,180,287	871,443	819,316	—	(52,127)
Expiring 11/07/22	Citibank, N.A.	KRW	266,550	184,710	184,984	274	—
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	220	20,593	19,830	—	(763)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	12,675	1,187,404	1,142,478	—	(44,926)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	3,121	274,504	281,315	6,811	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	3,470	311,372	313,238	1,866	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	2,245	197,741	202,657	4,916	—
Expiring 12/01/22	JPMorgan Chase Bank, N.A.	SEK	8,413	751,146	760,610	9,464	—
Expiring 12/19/22	JPMorgan Chase Bank, N.A.	SEK	887	81,004	80,299	—	(705)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SEK	500	47,028	45,305	—	(1,723)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SEK	124	11,124	11,254	130	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SEK	122	11,304	11,079	—	(225)
Swiss Franc,
Expiring 10/07/22	Barclays Bank PLC	CHF	40	40,768	40,564	—	(204)
Expiring 10/07/22	BNP Paribas S.A.	CHF	625	632,257	633,811	1,554	—
Expiring 10/07/22	Citibank, N.A.	CHF	625	632,758	633,812	1,054	—
Expiring 10/07/22	Citibank, N.A.	CHF	325	331,557	329,582	—	(1,975)
Expiring 10/07/22	Citibank, N.A.	CHF	320	333,542	324,512	—	(9,030)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	745	755,425	755,503	78	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	319	323,464	323,497	33	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	315	321,288	319,441	—	(1,847)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	315	321,422	319,441	—	(1,981)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	310	316,231	314,370	—	(1,861)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	40	41,099	40,564	—	(535)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	20	20,363	20,282	—	(81)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	625	633,373	633,811	438	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	310	313,584	314,370	786	—
Expiring 10/07/22	State Street Bank and Trust Company	CHF	940	974,528	953,253	—	(21,275)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	315	328,535	319,441	—	(9,094)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	310	317,328	314,370	—	(2,958)
Expiring 10/07/22	UBS AG	CHF	630	657,150	638,882	—	(18,268)
Expiring 10/07/22	UBS AG	CHF	315	328,380	319,441	—	(8,939)
Expiring 10/07/22	UBS AG	CHF	310	317,262	314,370	—	(2,892)
A42

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	40	$40,523	$40,680	$157	$—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	600	615,082	610,193	—	(4,889)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	305	311,804	310,182	—	(1,622)
Expiring 11/07/22	UBS AG	CHF	610	618,846	620,362	1,516	—
Expiring 12/07/22	BNP Paribas S.A.	CHF	795	815,337	811,475	—	(3,862)
Expiring 12/07/22	UBS AG	CHF	770	790,670	785,607	—	(5,063)
Expiring 12/07/22	UBS AG	CHF	764	784,734	779,854	—	(4,880)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CHF	281	294,643	287,363	—	(7,280)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CHF	45	47,068	45,811	—	(1,257)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CHF	45	47,090	45,870	—	(1,220)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CHF	44	45,988	45,078	—	(910)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CHF	44	46,004	45,023	—	(981)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CHF	42	43,050	42,831	—	(219)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CHF	39	41,389	40,106	—	(1,283)
Thai Baht,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	15,788	416,131	418,677	2,546	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	11,853	312,414	314,326	1,912	—
Turkish Lira,
Expiring 10/07/22	Goldman Sachs International	TRY	3,555	189,398	189,818	420	—
Expiring 10/07/22	UBS AG	TRY	3,555	189,600	189,818	218	—
Expiring 10/07/22	UBS AG	TRY	161	8,582	8,596	14	—
				$266,408,934	$261,890,484	1,197,807	(5,716,257)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/05/22	JPMorgan Chase Bank, N.A.	AUD	445	$310,490	$284,379	$26,111	$—
Expiring 10/05/22	JPMorgan Chase Bank, N.A.	AUD	294	205,242	188,130	17,112	—
Expiring 10/05/22	JPMorgan Chase Bank, N.A.	AUD	69	44,719	44,214	505	—
Expiring 10/07/22	Bank of America, N.A.	AUD	1,940	1,303,622	1,241,003	62,619	—
Expiring 10/07/22	Bank of America, N.A.	AUD	975	657,347	623,700	33,647	—
Expiring 10/07/22	Bank of America, N.A.	AUD	495	336,590	316,647	19,943	—
Expiring 10/07/22	Barclays Bank PLC	AUD	60	40,696	38,382	2,314	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	965	636,178	617,303	18,875	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	965	638,088	617,303	20,785	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	680	458,430	434,990	23,440	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	470	322,414	300,656	21,758	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,455	973,791	930,752	43,039	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,415	964,011	905,164	58,847	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,415	963,509	905,164	58,345	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	975	655,440	623,700	31,740	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	970	649,679	620,501	29,178	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	950	644,547	607,707	36,840	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	485	321,443	310,250	11,193	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	470	325,880	300,656	25,224	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	195	133,655	124,740	8,915	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	485	321,606	310,250	11,356	—
Expiring 10/07/22	RBC Capital Markets LLC	AUD	195	133,426	124,740	8,686	—
A43

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	State Street Bank and Trust Company	AUD	485	$324,475	$310,251	$14,224	$—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	485	321,663	310,250	11,413	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	295	201,594	188,709	12,885	—
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	3,115	2,136,597	1,992,640	143,957	—
Expiring 10/07/22	UBS AG	AUD	490	327,739	313,449	14,290	—
Expiring 10/20/22	BNP Paribas S.A.	AUD	1,286	905,730	823,053	82,677	—
Expiring 10/20/22	Citibank, N.A.	AUD	1,113	777,140	711,828	65,312	—
Expiring 10/20/22	Credit Suisse International	AUD	1,063	733,454	679,806	53,648	—
Expiring 10/20/22	Morgan Stanley & Co. International PLC	AUD	1,125	784,222	719,822	64,400	—
Expiring 10/20/22	UBS AG	AUD	10,451	7,219,946	6,686,714	533,232	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	2,240	1,450,586	1,433,522	17,064	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	2,056	1,331,431	1,315,769	15,662	—
Expiring 11/07/22	State Street Bank and Trust Company	AUD	250	161,328	159,991	1,337	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	AUD	303	197,756	194,281	3,475	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	AUD	69	47,258	44,146	3,112	—
Brazilian Real,
Expiring 10/04/22	Bank of America, N.A.	BRL	8,350	1,544,453	1,546,290	—	(1,837)
Expiring 10/04/22	Bank of America, N.A.	BRL	4,145	792,495	767,633	24,862	—
Expiring 10/04/22	BNP Paribas S.A.	BRL	4,165	801,244	771,335	29,909	—
Expiring 10/04/22	Citibank, N.A.	BRL	930	174,828	172,216	2,612	—
Expiring 10/04/22	Citibank, N.A.	BRL	505	95,907	93,515	2,392	—
Expiring 10/04/22	Citibank, N.A.	BRL	32	6,233	5,926	307	—
Expiring 10/04/22	HSBC Bank USA, N.A.	BRL	4,112	760,481	761,385	—	(904)
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	BRL	290	56,419	53,614	2,805	—
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	BRL	1	109	108	1	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	4,151	819,220	768,706	50,514	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	680	125,772	125,922	—	(150)
Expiring 10/31/22	JPMorgan Chase Bank, N.A.	BRL	92	16,965	16,992	—	(27)
Expiring 11/03/22	Bank of America, N.A.	BRL	8,350	1,549,863	1,535,454	14,409	—
Expiring 11/03/22	Citibank, N.A.	BRL	192	35,392	35,305	87	—
British Pound,
Expiring 10/07/22	Bank of America, N.A.	GBP	291	305,725	324,965	—	(19,240)
Expiring 10/07/22	Barclays Bank PLC	GBP	284	332,164	317,148	15,016	—
Expiring 10/07/22	Barclays Bank PLC	GBP	112	128,761	125,072	3,689	—
Expiring 10/07/22	Barclays Bank PLC	GBP	18	20,804	20,101	703	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	172	197,921	192,075	5,846	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	170	197,046	189,842	7,204	—
Expiring 10/07/22	Citibank, N.A.	GBP	291	306,889	324,965	—	(18,076)
Expiring 10/07/22	Citibank, N.A.	GBP	117	133,844	130,656	3,188	—
Expiring 10/07/22	Citibank, N.A.	GBP	117	125,674	130,656	—	(4,982)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	568	641,352	634,296	7,056	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	285	322,148	318,264	3,884	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	36	38,483	40,202	—	(1,719)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	35	40,353	39,085	1,268	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	18	20,337	20,100	237	—
A44

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	381	$441,254	$425,469	$15,785	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	291	316,125	324,965	—	(8,840)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	291	316,728	324,964	—	(8,236)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	286	313,689	319,381	—	(5,692)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	168	195,522	187,609	7,913	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	286	331,727	319,381	12,346	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	286	331,585	319,381	12,204	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	286	331,330	319,381	11,949	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	138	161,265	154,107	7,158	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	2,841	3,302,603	3,172,593	130,010	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	2,385	2,772,512	2,663,370	109,142	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	729	847,447	814,086	33,361	—
Expiring 10/07/22	UBS AG	GBP	570	649,210	636,529	12,681	—
Expiring 10/07/22	UBS AG	GBP	175	187,175	195,426	—	(8,251)
Expiring 11/07/22	Bank of America, N.A.	GBP	1,502	1,609,055	1,678,227	—	(69,172)
Expiring 11/07/22	Bank of America, N.A.	GBP	1,192	1,276,960	1,331,855	—	(54,895)
Expiring 11/07/22	Bank of America, N.A.	GBP	249	266,747	278,214	—	(11,467)
Expiring 11/07/22	Bank of America, N.A.	GBP	144	156,191	160,895	—	(4,704)
Expiring 11/07/22	BNP Paribas S.A.	GBP	285	307,600	318,438	—	(10,838)
Expiring 11/07/22	BNP Paribas S.A.	GBP	285	307,445	318,438	—	(10,993)
Expiring 11/07/22	Goldman Sachs International	GBP	1,502	1,621,573	1,678,227	—	(56,654)
Expiring 11/07/22	Goldman Sachs International	GBP	1,193	1,287,974	1,332,973	—	(44,999)
Expiring 11/07/22	Goldman Sachs International	GBP	250	269,902	279,332	—	(9,430)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	583	627,127	651,402	—	(24,275)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	571	621,025	637,994	—	(16,969)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	286	307,293	319,556	—	(12,263)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	285	312,448	318,439	—	(5,991)
Expiring 11/07/22	State Street Bank and Trust Company	GBP	583	626,983	651,402	—	(24,419)
Expiring 11/07/22	UBS AG	GBP	289	311,080	322,908	—	(11,828)
Expiring 11/07/22	UBS AG	GBP	280	314,344	312,852	1,492	—
Expiring 11/17/22	Barclays Bank PLC	GBP	682	793,890	761,617	32,273	—
Expiring 11/17/22	JPMorgan Chase Bank, N.A.	GBP	662	721,137	739,217	—	(18,080)
Expiring 11/17/22	The Bank of New York Mellon Corp.	GBP	304	348,834	339,278	9,556	—
Expiring 12/15/22	JPMorgan Chase Bank, N.A.	GBP	1,506	1,725,972	1,683,431	42,541	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	641	743,246	716,186	27,060	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	175	205,107	195,940	9,167	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	81	86,597	90,556	—	(3,959)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	40	43,766	44,704	—	(938)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	GBP	40	46,420	44,807	1,613	—
A45

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/07/22	Citibank, N.A.	CAD	865	$634,520	$626,192	$8,328	$—
Expiring 10/07/22	Citibank, N.A.	CAD	425	325,119	307,667	17,452	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	870	641,230	629,812	11,418	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	870	641,348	629,811	11,537	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	865	634,068	626,192	7,876	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	120	88,494	86,870	1,624	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	110	82,972	79,631	3,341	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	5,197	3,963,161	3,762,218	200,943	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	547	417,135	395,985	21,150	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	430	331,024	311,286	19,738	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	110	84,155	79,631	4,524	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	1,541	1,123,669	1,115,562	8,107	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	845	641,517	611,714	29,803	—
Expiring 10/07/22	UBS AG	CAD	430	315,987	311,286	4,701	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	CAD	136	105,294	98,189	7,105	—
Expiring 10/27/22	BNP Paribas S.A.	CAD	1,009	736,940	730,731	6,209	—
Expiring 10/27/22	Citibank, N.A.	CAD	1,068	829,833	773,103	56,730	—
Expiring 10/27/22	Citibank, N.A.	CAD	1,023	776,403	740,642	35,761	—
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	CAD	6,603	5,121,469	4,780,026	341,443	—
Expiring 11/07/22	Citibank, N.A.	CAD	1,720	1,249,527	1,245,084	4,443	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	4,674	3,407,948	3,383,445	24,503	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	1,075	784,688	778,178	6,510	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	675	492,162	488,623	3,539	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CAD	293	226,112	212,532	13,580	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CAD	62	46,025	44,929	1,096	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CAD	62	46,025	44,903	1,122	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CAD	61	46,004	44,225	1,779	—
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	116,000	129,754	119,761	9,993	—
Expiring 10/07/22	Citibank, N.A.	CLP	66,408	73,481	68,561	4,920	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	577,000	637,111	595,705	41,406	—
Expiring 10/07/22	Standard Chartered Bank	CLP	57,500	63,389	59,364	4,025	—
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	CLP	25,392	28,000	26,125	1,875	—
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	CLP	17,681	17,973	18,192	—	(219)
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	CLP	17,246	19,059	17,744	1,315	—
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	CLP	16,199	16,912	16,667	245	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CLP	166,300	172,546	170,735	1,811	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CLP	66,408	68,902	68,179	723	—
Expiring 11/22/22	Bank of America, N.A.	CLP	730,134	753,807	747,286	6,521	—
Expiring 11/22/22	HSBC Bank USA, N.A.	CLP	715,545	752,097	732,355	19,742	—
Expiring 11/22/22	JPMorgan Chase Bank, N.A.	CLP	720,995	810,744	737,933	72,811	—
Chinese Renminbi,
Expiring 10/20/22	Goldman Sachs International	CNH	11,530	1,707,991	1,615,506	92,485	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	5,748	803,725	805,597	—	(1,872)
A46

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	1,283	$179,398	$179,816	$—	$(418)
Expiring 12/06/22	JPMorgan Chase Bank, N.A.	CNH	19,558	2,812,740	2,742,947	69,793	—
Expiring 12/06/22	JPMorgan Chase Bank, N.A.	CNH	1,302	183,992	182,609	1,383	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CNH	9,642	1,397,202	1,352,940	44,262	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CNH	1,499	207,000	210,362	—	(3,362)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CNH	326	47,000	45,675	1,325	—
Colombian Peso,
Expiring 10/07/22	BNP Paribas S.A.	COP	636,523	143,216	137,893	5,323	—
Expiring 10/07/22	BNP Paribas S.A.	COP	14,022	3,155	3,038	117	—
Expiring 10/07/22	Citibank, N.A.	COP	351,378	77,447	76,121	1,326	—
Expiring 10/28/22	JPMorgan Chase Bank, N.A.	COP	556,680	126,965	120,091	6,874	—
Expiring 10/28/22	JPMorgan Chase Bank, N.A.	COP	83,819	18,932	18,082	850	—
Expiring 10/28/22	JPMorgan Chase Bank, N.A.	COP	3,130	703	675	28	—
Expiring 11/04/22	Citibank, N.A.	COP	636,523	139,558	137,131	2,427	—
Czech Koruna,
Expiring 10/07/22	Citibank, N.A.	CZK	4,690	187,785	186,741	1,044	—
Expiring 10/07/22	Citibank, N.A.	CZK	4,480	181,276	178,379	2,897	—
Expiring 10/07/22	Citibank, N.A.	CZK	3,980	161,682	158,470	3,212	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	6,026	244,348	239,936	4,412	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	CZK	2,069	85,313	82,355	2,958	—
Expiring 11/07/22	Citibank, N.A.	CZK	6,026	233,016	239,164	—	(6,148)
Expiring 11/07/22	Citibank, N.A.	CZK	1,394	53,904	55,326	—	(1,422)
Expiring 11/07/22	UBS AG	CZK	2,690	104,425	106,762	—	(2,337)
Danish Krone,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	DKK	2,935	396,062	387,059	9,003	—
Expiring 10/13/22	JPMorgan Chase Bank, N.A.	DKK	880	121,073	116,159	4,914	—
Expiring 11/07/22	Citibank, N.A.	DKK	2,935	378,299	387,916	—	(9,617)
Euro,
Expiring 10/07/22	Bank of America, N.A.	EUR	1,308	1,326,207	1,282,515	43,692	—
Expiring 10/07/22	Barclays Bank PLC	EUR	649	648,753	636,354	12,399	—
Expiring 10/07/22	Barclays Bank PLC	EUR	330	333,150	323,570	9,580	—
Expiring 10/07/22	Barclays Bank PLC	EUR	40	39,862	39,221	641	—
Expiring 10/07/22	Barclays Bank PLC	EUR	20	19,350	19,610	—	(260)
Expiring 10/07/22	BNP Paribas S.A.	EUR	21,199	21,247,270	20,785,959	461,311	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	2,762	2,768,289	2,708,185	60,104	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	978	961,842	958,945	2,897	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	727	728,655	712,835	15,820	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	649	642,723	636,355	6,368	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	393	393,005	385,343	7,662	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	330	330,062	323,570	6,492	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	329	328,506	322,590	5,916	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	326	313,272	319,648	—	(6,376)
Expiring 10/07/22	BNP Paribas S.A.	EUR	325	326,403	318,668	7,735	—
Expiring 10/07/22	Citibank, N.A.	EUR	648	649,209	635,375	13,834	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	2,255	2,254,425	2,211,064	43,361	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,636	1,577,873	1,604,124	—	(26,251)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,629	1,608,134	1,597,260	10,874	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,298	1,290,649	1,272,709	17,940	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	985	960,594	965,809	—	(5,215)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	666	666,546	653,024	13,522	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	657	638,367	644,199	—	(5,832)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	655	654,739	642,238	12,501	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	649	644,499	636,355	8,144	—
A47

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	647	$648,565	$634,394	$14,171	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	459	458,624	450,057	8,567	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	328	327,255	321,609	5,646	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	328	328,065	321,609	6,456	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	327	331,032	320,629	10,403	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	327	318,151	320,628	—	(2,477)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	326	320,987	319,648	1,339	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	320	319,203	313,765	5,438	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	147	148,935	144,136	4,799	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	131	130,729	128,448	2,281	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	41	40,792	40,201	591	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	660	666,900	647,140	19,760	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	657	639,362	644,199	—	(4,837)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	655	653,378	642,238	11,140	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	652	644,943	639,297	5,646	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	649	648,437	636,355	12,082	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	647	651,741	634,394	17,347	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	569	566,607	557,914	8,693	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	330	330,338	323,571	6,767	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	330	332,165	323,570	8,595	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	328	325,512	321,609	3,903	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	328	328,170	321,610	6,560	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	327	316,202	320,628	—	(4,426)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	327	316,759	320,629	—	(3,870)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	59	59,470	57,850	1,620	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	163	161,559	159,824	1,735	—
Expiring 10/07/22	UBS AG	EUR	975	972,339	956,003	16,336	—
Expiring 10/07/22	UBS AG	EUR	655	654,093	642,238	11,855	—
Expiring 10/07/22	UBS AG	EUR	328	328,194	321,609	6,585	—
Expiring 10/07/22	UBS AG	EUR	326	321,902	319,648	2,254	—
Expiring 10/07/22	UBS AG	EUR	153	153,109	150,019	3,090	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	12,376	12,617,348	12,137,740	479,608	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	1,470	1,463,997	1,441,273	22,724	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	363	376,374	355,822	20,552	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	164	167,994	160,627	7,367	—
Expiring 10/11/22	JPMorgan Chase Bank, N.A.	EUR	97	98,033	95,111	2,922	—
Expiring 11/07/22	BNP Paribas S.A.	EUR	318	308,691	312,479	—	(3,788)
Expiring 11/07/22	Citibank, N.A.	EUR	2,547	2,474,665	2,502,774	—	(28,109)
Expiring 11/07/22	Deutsche Bank AG	EUR	18,341	17,624,619	18,022,527	—	(397,908)
Expiring 11/07/22	Deutsche Bank AG	EUR	2,503	2,405,235	2,459,538	—	(54,303)
A48

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/07/22	Deutsche Bank AG	EUR	1,691	$1,624,951	$1,661,637	$—	$(36,686)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	1,631	1,570,580	1,602,680	—	(32,100)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	321	310,899	315,426	—	(4,527)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	321	307,434	315,427	—	(7,993)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	634	622,769	622,992	—	(223)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	318	307,614	312,478	—	(4,864)
Expiring 11/07/22	State Street Bank and Trust Company	EUR	1,302	1,278,771	1,279,392	—	(621)
Expiring 12/01/22	JPMorgan Chase Bank, N.A.	EUR	8,172	7,890,568	8,044,029	—	(153,461)
Expiring 12/08/22	JPMorgan Chase Bank, N.A.	EUR	8,172	7,894,562	8,050,149	—	(155,587)
Expiring 12/15/22	JPMorgan Chase Bank, N.A.	EUR	8,172	7,868,044	8,056,280	—	(188,236)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	EUR	651	658,734	642,268	16,466	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	EUR	72	69,333	71,029	—	(1,696)
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	38,700	96,205	89,478	6,727	—
Expiring 10/07/22	Bank of America, N.A.	HUF	8,566	20,747	19,805	942	—
Expiring 10/07/22	Bank of America, N.A.	HUF	2,153	4,981	4,977	4	—
Expiring 10/07/22	Barclays Bank PLC	HUF	41,234	99,340	95,337	4,003	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	38,700	94,245	89,478	4,767	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	34,857	85,250	80,593	4,657	—
Expiring 11/07/22	Bank of America, N.A.	HUF	34,857	80,021	79,854	167	—
Expiring 11/07/22	UBS AG	HUF	53,400	122,660	122,333	327	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	HUF	5,052	12,634	11,437	1,197	—
Indian Rupee,
Expiring 10/07/22	BNP Paribas S.A.	INR	24,818	311,555	303,919	7,636	—
Expiring 10/07/22	Citibank, N.A.	INR	7,290	89,799	89,273	526	—
Expiring 10/07/22	Standard Chartered Bank	INR	14,020	172,882	171,688	1,194	—
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	INR	2,871	35,640	35,138	502	—
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	INR	2,398	30,000	29,349	651	—
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	INR	3,502	42,914	42,824	90	—
Expiring 11/07/22	Bank of America, N.A.	INR	22,778	276,466	278,291	—	(1,825)
Expiring 12/21/22	HSBC Bank USA, N.A.	INR	62,733	779,255	762,989	16,266	—
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	12,701,041	854,598	829,889	24,709	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	471,000	31,038	30,775	263	—
Expiring 10/13/22	JPMorgan Chase Bank, N.A.	IDR	5,832,999	386,576	380,947	5,629	—
Expiring 10/27/22	Barclays Bank PLC	IDR	5,296,346	348,834	345,510	3,324	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	12,701,041	835,210	828,072	7,138	—
Expiring 11/15/22	JPMorgan Chase Bank, N.A.	IDR	149,841	10,124	9,766	358	—
Israeli Shekel,
Expiring 10/03/22	JPMorgan Chase Bank, N.A.	ILS	611	176,398	171,399	4,999	—
Expiring 10/07/22	BNP Paribas S.A.	ILS	1,166	350,877	327,198	23,679	—
Expiring 10/07/22	Citibank, N.A.	ILS	40	11,288	11,224	64	—
Expiring 11/07/22	Citibank, N.A.	ILS	1,166	329,854	328,042	1,812	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ILS	286	84,819	80,788	4,031	—
Expiring 12/22/22	JPMorgan Chase Bank, N.A.	ILS	644	182,693	181,943	750	—
Japanese Yen,
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	JPY	1,031,699	7,572,862	7,132,333	440,529	—
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	JPY	196,706	1,429,584	1,359,867	69,717	—
Expiring 10/06/22	JPMorgan Chase Bank, N.A.	JPY	11,616	80,915	80,304	611	—
Expiring 10/07/22	Bank of America, N.A.	JPY	185,700	1,283,238	1,283,895	—	(657)
A49

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Bank of America, N.A.	JPY	89,800	$648,226	$620,861	$27,365	$—
Expiring 10/07/22	Bank of America, N.A.	JPY	89,800	648,040	620,861	27,179	—
Expiring 10/07/22	Bank of America, N.A.	JPY	46,700	324,680	322,875	1,805	—
Expiring 10/07/22	Barclays Bank PLC	JPY	46,800	329,241	323,566	5,675	—
Expiring 10/07/22	Barclays Bank PLC	JPY	11,800	82,523	81,583	940	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	93,000	656,956	642,985	13,971	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	46,700	327,081	322,875	4,206	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	37,900	263,652	262,034	1,618	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	1,480	10,333	10,232	101	—
Expiring 10/07/22	Citibank, N.A.	JPY	139,200	986,954	962,403	24,551	—
Expiring 10/07/22	Citibank, N.A.	JPY	94,600	667,014	654,047	12,967	—
Expiring 10/07/22	Citibank, N.A.	JPY	94,600	665,855	654,048	11,807	—
Expiring 10/07/22	Goldman Sachs International	JPY	46,700	324,321	322,875	1,446	—
Expiring 10/07/22	HSBC Bank PLC	JPY	46,700	324,140	322,876	1,264	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	224,100	1,602,595	1,549,386	53,209	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	93,400	652,841	645,751	7,090	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	93,100	660,003	643,677	16,326	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	91,100	651,241	629,848	21,393	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	89,400	639,480	618,095	21,385	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	47,000	328,798	324,949	3,849	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	46,400	328,508	320,801	7,707	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	19,000	131,403	131,362	41	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	2,290,187	16,556,880	15,833,935	722,945	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	484,429	3,352,450	3,349,254	3,196	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	93,500	657,332	646,442	10,890	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	93,400	652,213	645,751	6,462	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	47,400	332,433	327,715	4,718	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	47,300	332,488	327,024	5,464	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	47,300	332,721	327,023	5,698	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	47,300	333,672	327,024	6,648	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	46,500	330,509	321,492	9,017	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	46,400	328,542	320,801	7,741	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	45,800	325,074	316,652	8,422	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	44,700	319,867	309,048	10,819	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	19,700	137,904	136,202	1,702	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	15,700	109,340	108,547	793	—
Expiring 10/07/22	RBC Capital Markets LLC	JPY	30,696	222,022	212,226	9,796	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	46,700	328,374	322,875	5,499	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	45,600	318,505	315,270	3,235	—
A50

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	UBS AG	JPY	46,700	$324,170	$322,875	$1,295	$—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	1,612,111	11,189,349	11,179,762	9,587	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	15,000	104,182	104,023	159	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	12,700	88,105	88,073	32	—
Expiring 11/21/22	JPMorgan Chase Bank, N.A.	JPY	211,459	1,558,092	1,468,801	89,291	—
Expiring 12/02/22	Bank of America, N.A.	JPY	105,849	741,061	736,218	4,843	—
Expiring 12/02/22	The Bank of New York Mellon Corp.	JPY	2,695	19,004	18,745	259	—
Expiring 12/02/22	UBS AG	JPY	485,958	3,432,887	3,380,003	52,884	—
Expiring 12/12/22	JPMorgan Chase Bank, N.A.	JPY	355,950	2,515,634	2,479,541	36,093	—
Expiring 12/19/22	JPMorgan Chase Bank, N.A.	JPY	284,200	2,000,614	1,981,855	18,759	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	JPY	1,206	8,560	8,415	145	—
Expiring 01/06/23	JPMorgan Chase Bank, N.A.	JPY	1,032,811	7,258,878	7,221,276	37,602	—
Expiring 02/01/23	JPMorgan Chase Bank, N.A.	JPY	133,110	954,174	933,917	20,257	—
Malaysian Ringgit,
Expiring 10/07/22	HSBC Bank PLC	MYR	2,951	658,294	632,719	25,575	—
Expiring 11/07/22	BNP Paribas S.A.	MYR	2,951	635,843	632,093	3,750	—
Expiring 12/15/22	Barclays Bank PLC	MYR	2,452	555,146	524,896	30,250	—
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	4,110	205,608	203,817	1,791	—
Expiring 10/07/22	Citibank, N.A.	MXN	3,300	165,767	163,649	2,118	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	8,747	432,181	433,767	—	(1,586)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	6,510	324,737	322,834	1,903	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	3,950	197,668	195,882	1,786	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	3,910	191,042	193,899	—	(2,857)
Expiring 10/07/22	UBS AG	MXN	59,637	2,962,593	2,957,422	5,171	—
Expiring 11/07/22	UBS AG	MXN	8,747	432,081	431,277	804	—
Expiring 11/18/22	Bank of America, N.A.	MXN	15,480	751,514	761,658	—	(10,144)
Expiring 11/18/22	UBS AG	MXN	14,886	724,483	732,429	—	(7,946)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	878	43,609	42,942	667	—
New Taiwanese Dollar,
Expiring 10/03/22	JPMorgan Chase Bank, N.A.	TWD	4,307	138,413	135,495	2,918	—
Expiring 10/03/22	JPMorgan Chase Bank, N.A.	TWD	2,053	69,487	64,596	4,891	—
Expiring 10/03/22	JPMorgan Chase Bank, N.A.	TWD	1,405	47,062	44,214	2,848	—
Expiring 10/07/22	Bank of America, N.A.	TWD	10,035	325,653	315,244	10,409	—
Expiring 10/07/22	Barclays Bank PLC	TWD	19,620	645,331	616,351	28,980	—
Expiring 10/07/22	Citibank, N.A.	TWD	27,575	909,286	866,253	43,033	—
Expiring 10/07/22	Goldman Sachs International	TWD	30,375	960,565	954,213	6,352	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	TWD	9,810	320,745	308,175	12,570	—
Expiring 10/21/22	Citibank, N.A.	TWD	48,813	1,625,793	1,533,588	92,205	—
Expiring 10/21/22	Citibank, N.A.	TWD	23,492	787,545	738,070	49,475	—
Expiring 11/07/22	Citibank, N.A.	TWD	6,040	189,378	189,845	—	(467)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	5,791	182,272	182,383	—	(111)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	2,885	92,000	90,843	1,157	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	2,737	86,000	86,199	—	(199)
New Zealand Dollar,
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,645	958,036	920,664	37,372	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	545	329,364	305,023	24,341	—
A51

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/07/22	BNP Paribas S.A.	NZD	545	$327,379	$305,022	$22,357	$—
Expiring 10/07/22	Citibank, N.A.	NZD	104	63,057	58,206	4,851	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,735	1,630,896	1,530,708	100,188	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,590	967,014	889,882	77,132	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,085	665,893	607,247	58,646	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	545	327,360	305,022	22,338	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,815	1,023,660	1,015,808	7,852	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,075	660,062	601,650	58,412	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,075	659,417	601,650	57,767	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	550	313,796	307,821	5,975	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	545	325,842	305,022	20,820	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	77	46,649	43,095	3,554	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	75	45,489	41,976	3,513	—
Expiring 10/07/22	Standard Chartered Bank	NZD	111	67,630	62,124	5,506	—
Expiring 10/07/22	State Street Bank and Trust Company	NZD	260	159,509	145,515	13,994	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	4,660	2,857,414	2,608,081	249,333	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	1,620	993,350	906,672	86,678	—
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	NZD	122	76,796	68,138	8,658	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	1,085	617,138	607,301	9,837	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	173	98,046	96,832	1,214	—
Expiring 11/07/22	Citibank, N.A.	NZD	1,504	859,393	841,825	17,568	—
Expiring 11/07/22	Citibank, N.A.	NZD	540	306,283	302,251	4,032	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	2,165	1,228,161	1,211,802	16,359	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	4,812	2,714,209	2,693,392	20,817	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	545	311,217	305,050	6,167	—
Expiring 11/07/22	State Street Bank and Trust Company	NZD	222	125,628	124,258	1,370	—
Expiring 11/18/22	BNP Paribas S.A.	NZD	1,318	745,647	737,859	7,788	—
Expiring 11/18/22	BNP Paribas S.A.	NZD	1,222	753,540	683,859	69,681	—
Expiring 11/18/22	Morgan Stanley & Co. International PLC	NZD	1,277	780,035	714,857	65,178	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NZD	468	285,618	261,929	23,689	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NZD	366	220,399	205,207	15,192	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NZD	186	111,712	104,145	7,567	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NZD	186	114,545	104,287	10,258	—
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	210	20,758	19,286	1,472	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	4,049	407,579	371,848	35,731	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	59	5,939	5,418	521	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	210	20,285	19,286	999	—
Expiring 10/07/22	UBS AG	NOK	1,561	142,648	143,357	—	(709)
Expiring 10/07/22	UBS AG	NOK	1,250	121,256	114,796	6,460	—
Expiring 10/07/22	UBS AG	NOK	1,170	116,356	107,449	8,907	—
Expiring 10/13/22	JPMorgan Chase Bank, N.A.	NOK	1,001	99,123	91,908	7,215	—
A52

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	3,310	$306,249	$304,128	$2,121	$—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	1,616	149,728	148,480	1,248	—
Expiring 11/07/22	UBS AG	NOK	2,000	182,863	183,764	—	(901)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	938	93,000	86,292	6,708	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	914	84,840	84,114	726	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	281	27,265	25,843	1,422	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	193	19,099	17,746	1,353	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	190	18,961	17,517	1,444	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	NOK	184	17,990	16,976	1,014	—
Peruvian Nuevo Sol,
Expiring 10/07/22	Citibank, N.A.	PEN	262	67,819	65,702	2,117	—
Expiring 10/07/22	Citibank, N.A.	PEN	113	29,250	28,337	913	—
Expiring 11/07/22	Citibank, N.A.	PEN	262	65,610	65,438	172	—
Expiring 11/07/22	Citibank, N.A.	PEN	113	28,297	28,223	74	—
Philippine Peso,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	PHP	4,930	87,607	83,861	3,746	—
Expiring 11/07/22	Citibank, N.A.	PHP	4,930	82,934	83,670	—	(736)
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	465	98,811	93,714	5,097	—
Expiring 10/07/22	Barclays Bank PLC	PLN	426	89,426	85,854	3,572	—
Expiring 10/07/22	Barclays Bank PLC	PLN	400	83,013	80,614	2,399	—
Expiring 10/07/22	BNP Paribas S.A.	PLN	7,349	1,457,192	1,481,088	—	(23,896)
Expiring 10/20/22	JPMorgan Chase Bank, N.A.	PLN	477	100,049	95,954	4,095	—
Expiring 11/07/22	BNP Paribas S.A.	PLN	426	84,109	85,416	—	(1,307)
Expiring 11/07/22	UBS AG	PLN	960	193,451	192,487	964	—
Expiring 11/30/22	Barclays Bank PLC	PLN	2,028	406,927	405,221	1,706	—
Expiring 11/30/22	JPMorgan Chase Bank, N.A.	PLN	3,812	783,526	761,672	21,854	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	PLN	83	17,645	16,463	1,182	—
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	584	417,777	406,642	11,135	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	215	153,805	149,706	4,099	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	133	95,328	92,608	2,720	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	717	495,640	499,406	—	(3,766)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	382	279,136	266,405	12,731	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	215	148,623	149,752	—	(1,129)
Expiring 12/07/22	HSBC Bank USA, N.A.	SGD	1,117	777,407	778,354	—	(947)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	66	47,068	46,011	1,057	—
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	3,450	199,114	190,487	8,627	—
Expiring 10/07/22	Goldman Sachs International	ZAR	17,140	976,138	946,361	29,777	—
Expiring 10/07/22	Goldman Sachs International	ZAR	5,610	325,380	309,749	15,631	—
Expiring 10/07/22	Goldman Sachs International	ZAR	3,450	199,122	190,487	8,635	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	47,591	2,649,833	2,627,669	22,164	—
Expiring 10/13/22	BNP Paribas S.A.	ZAR	13,854	782,746	764,498	18,248	—
Expiring 10/13/22	BNP Paribas S.A.	ZAR	13,675	797,821	754,609	43,212	—
Expiring 10/13/22	JPMorgan Chase Bank, N.A.	ZAR	13,468	778,038	743,231	34,807	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	321	18,054	17,632	422	—
South Korean Won,
Expiring 10/07/22	Barclays Bank PLC	KRW	906,530	659,558	630,805	28,753	—
Expiring 10/07/22	BNP Paribas S.A.	KRW	2,124,065	1,586,615	1,478,022	108,593	—
Expiring 10/07/22	Citibank, N.A.	KRW	266,550	184,604	185,478	—	(874)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	453,590	329,165	315,628	13,537	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	447,520	324,290	311,405	12,885	—
A53

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	447,520	$326,616	$311,404	$15,212	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,305,920	972,970	908,719	64,251	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	455,350	325,797	316,854	8,943	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	453,780	328,693	315,761	12,932	—
Expiring 10/27/22	Bank of America, N.A.	KRW	2,696,044	1,954,789	1,871,506	83,283	—
Expiring 10/27/22	Citibank, N.A.	KRW	3,498,173	2,666,392	2,428,317	238,075	—
Expiring 10/27/22	Citibank, N.A.	KRW	1,028,531	738,277	713,972	24,305	—
Expiring 10/27/22	HSBC Bank USA, N.A.	KRW	1,070,258	816,885	742,938	73,947	—
Expiring 10/27/22	Morgan Stanley & Co. International PLC	KRW	1,074,132	810,037	745,628	64,409	—
Expiring 10/27/22	Standard Chartered Bank	KRW	939,324	659,301	652,048	7,253	—
Expiring 11/07/22	Citibank, N.A.	KRW	2,124,065	1,471,907	1,474,091	—	(2,184)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	KRW	441,510	308,339	306,406	1,933	—
Expiring 12/12/22	JPMorgan Chase Bank, N.A.	KRW	76,552	55,000	53,217	1,783	—
Expiring 12/12/22	JPMorgan Chase Bank, N.A.	KRW	45,249	32,641	31,456	1,185	—
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	220	20,007	19,830	177	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	6,920	648,280	623,743	24,537	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	3,510	319,027	316,379	2,648	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	3,121	292,378	281,316	11,062	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	2,245	197,457	202,357	—	(4,900)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	3,470	311,007	313,238	—	(2,231)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	440	38,770	39,719	—	(949)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	3,121	274,900	281,734	—	(6,834)
Expiring 11/07/22	UBS AG	SEK	3,490	309,628	315,044	—	(5,416)
Expiring 11/07/22	UBS AG	SEK	3,470	311,847	313,238	—	(1,391)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SEK	4,872	461,505	441,403	20,102	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SEK	1,745	168,000	158,107	9,893	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SEK	858	82,213	77,766	4,447	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SEK	592	52,000	53,660	—	(1,660)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SEK	477	42,420	43,178	—	(758)
Swiss Franc,
Expiring 10/07/22	Bank of America, N.A.	CHF	630	643,185	638,881	4,304	—
Expiring 10/07/22	Barclays Bank PLC	CHF	315	321,491	319,441	2,050	—
Expiring 10/07/22	Barclays Bank PLC	CHF	40	41,929	40,564	1,365	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	884	908,569	896,463	12,106	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	745	765,706	755,503	10,203	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	320	326,188	324,511	1,677	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	320	327,666	324,511	3,155	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	320	333,675	324,512	9,163	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	190	195,418	192,679	2,739	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	630	654,267	638,882	15,385	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	315	329,354	319,441	9,913	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	310	314,769	314,371	398	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	160	166,879	162,256	4,623	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	40	40,811	40,564	247	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	20	20,404	20,282	122	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	635	647,279	643,952	3,327	—
A54

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	625	$632,124	$633,811	$—	$(1,687)
Expiring 10/07/22	UBS AG	CHF	315	328,440	319,440	9,000	—
Expiring 10/07/22	UBS AG	CHF	315	322,500	319,440	3,060	—
Expiring 10/07/22	UBS AG	CHF	315	321,607	319,441	2,166	—
Expiring 10/07/22	UBS AG	CHF	310	315,002	314,371	631	—
Expiring 10/13/22	JPMorgan Chase Bank, N.A.	CHF	359	379,107	364,167	14,940	—
Expiring 10/13/22	JPMorgan Chase Bank, N.A.	CHF	234	241,494	237,451	4,043	—
Expiring 11/07/22	BNP Paribas S.A.	CHF	300	307,190	305,096	2,094	—
Expiring 11/07/22	Citibank, N.A.	CHF	310	314,062	315,266	—	(1,204)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	745	757,437	757,656	—	(219)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	319	324,325	324,419	—	(94)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	300	306,072	305,096	976	—
Expiring 11/07/22	UBS AG	CHF	300	306,820	305,097	1,723	—
Expiring 12/07/22	JPMorgan Chase Bank, N.A.	CHF	753	786,106	768,259	17,847	—
Expiring 12/07/22	UBS AG	CHF	776	813,658	791,953	21,705	—
Expiring 12/07/22	UBS AG	CHF	764	781,226	779,341	1,885	—
Expiring 12/07/22	UBS AG	CHF	757	794,533	772,322	22,211	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	CHF	176	182,277	180,344	1,933	—
Thai Baht,
Expiring 10/07/22	Standard Chartered Bank	THB	6,244	170,951	165,582	5,369	—
Expiring 10/07/22	Standard Chartered Bank	THB	6,244	169,928	165,583	4,345	—
Expiring 10/07/22	Standard Chartered Bank	THB	5,927	162,272	157,176	5,096	—
Expiring 10/07/22	Standard Chartered Bank	THB	5,926	161,274	157,150	4,124	—
Expiring 10/07/22	Standard Chartered Bank	THB	3,300	89,591	87,512	2,079	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	15,788	416,240	419,411	—	(3,171)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	11,853	312,497	314,877	—	(2,380)
Expiring 11/10/22	The Bank of New York Mellon Corp.	THB	13,872	392,732	368,606	24,126	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	6,565	180,018	175,110	4,908	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	384	10,337	10,247	90	—
Turkish Lira,
Expiring 10/07/22	Barclays Bank PLC	TRY	7,271	388,992	388,233	759	—
Expiring 11/07/22	UBS AG	TRY	161	8,263	8,244	19	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TRY	1,748	88,829	85,138	3,691	—
				$390,767,567	$382,555,387	9,932,184	(1,720,004)
						$11,129,991	$(7,436,261)
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
12/21/22	Buy	CHF	44	EUR	46	$—	$(209)	JPMorgan Chase Bank, N.A.
12/21/22	Buy	CHF	44	EUR	46	—	(541)	JPMorgan Chase Bank, N.A.
12/21/22	Buy	EUR	46	SGD	65	38	—	JPMorgan Chase Bank, N.A.
12/21/22	Buy	EUR	46	NZD	78	1,940	—	JPMorgan Chase Bank, N.A.
12/21/22	Buy	EUR	46	NOK	466	2,394	—	JPMorgan Chase Bank, N.A.
12/21/22	Buy	NZD	77	CAD	61	—	(1,065)	JPMorgan Chase Bank, N.A.
12/21/22	Buy	NZD	155	AUD	137	—	(1,204)	JPMorgan Chase Bank, N.A.
A55

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2022 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
12/21/22	Buy	SEK	497	EUR	46	$—	$(390)	JPMorgan Chase Bank, N.A.
						$4,372	$(3,409)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Bayerische Motoren Werke AG	12/20/27	1.000%(Q)	EUR 725	$8,093	$12,050	$3,957

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	12/20/26	1.000%(Q)		290	0.525%	$5,687	$5,430	$(257)
Republic of Chile	12/20/27	1.000%(Q)		240	1.669%	(4,678)	(7,254)	(2,576)
Republic of Indonesia	12/20/27	1.000%(Q)		850	1.574%	(7,336)	(21,903)	(14,567)
Republic of Panama	06/20/27	1.000%(Q)		410	1.709%	(7,104)	(11,999)	(4,895)
Republic of Panama	12/20/27	1.000%(Q)		190	1.819%	(4,915)	(7,004)	(2,089)
Republic of Peru	06/20/27	1.000%(Q)		390	1.555%	(2,329)	(8,951)	(6,622)
Republic of Philippines	12/20/27	1.000%(Q)		390	1.463%	(5,080)	(8,114)	(3,034)
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	125	2.216%	853	(2,443)	(3,296)
United Mexican States	12/20/27	1.000%(Q)		690	1.946%	(20,476)	(29,333)	(8,857)
						$(45,378)	$(91,571)	$(46,193)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.38.V1	12/20/27	1.000%(Q)		150	3.335%	$(11,869)	$(14,883)	$(3,014)
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)		37	6.065%	(1,469)	(1,462)	7
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		2,450	0.962%	20,267	3,121	(17,146)
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)		4,025	0.912%	57,072	14,611	(42,461)
iTraxx.EUR.38.V1	12/20/27	1.000%(Q)	EUR	725	1.338%	(7,545)	(10,986)	(3,441)
						$56,456	$(9,599)	$(66,055)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	129	*	$(28,856)	$(9,498)	$(19,358)	Deutsche Bank AG
A56

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2) (cont’d.):
CMBX.NA.BBB.10	11/17/59	3.000%(M)	150	*	$(27,868)	$(22,891)	$(4,977)	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	150	*	(24,479)	(16,455)	(8,024)	Morgan Stanley & Co. International PLC
					$(81,203)	$(48,844)	$(32,359)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A57

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Inflation swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	755	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$7,897	$—	$7,897	JPMorgan Chase Bank, N.A.
EUR	336	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	671	—	671	Goldman Sachs International
EUR	340	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(659)	—	(659)	Goldman Sachs International
EUR	892	07/15/27	2.778%(T)	Eurostat Eurozone HICP ex Tobacco(T)	2,002	—	2,002	Goldman Sachs International
EUR	585	07/15/27	2.995%(T)	Eurostat Eurozone HICP ex Tobacco(T)	(4,936)	—	(4,936)	JPMorgan Chase Bank, N.A.
EUR	341	07/15/27	3.001%(T)	Eurostat Eurozone HICP ex Tobacco(T)	(2,260)	—	(2,260)	JPMorgan Chase Bank, N.A.
					$2,715	$—	$2,715
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,630	08/15/24	3.250%(Q)	3 Month BBSW(1)(Q)	$6,751	$19,532	$12,781
AUD	2,330	12/23/24	3.250%(Q)	3 Month BBSW(1)(Q)	19,566	25,194	5,628
AUD	786	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	108	(7,679)	(7,787)
AUD	430	12/21/27	3.750%(S)	6 Month BBSW(1)(S)	3,260	6,736	3,476
AUD	1,315	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(16,033)	(10,019)	6,014
AUD	150	12/21/32	3.750%(S)	6 Month BBSW(1)(S)	6,859	5,484	(1,375)
AUD	316	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(5,211)	(5,910)	(699)
BRL	35,240	01/02/23	5.800%(T)	1 Day BROIS(1)(T)	37,020	350,185	313,165
BRL	500	01/02/23	10.565%(T)	1 Day BROIS(2)(T)	—	(1,105)	(1,105)
BRL	600	01/02/23	12.400%(T)	1 Day BROIS(2)(T)	(6)	641	647
BRL	58,965	01/02/24	7.370%(T)	1 Day BROIS(2)(T)	26,308	(788,562)	(814,870)
BRL	2,897	01/02/24	9.200%(T)	1 Day BROIS(2)(T)	(5,609)	(24,641)	(19,032)
BRL	2,740	01/02/24	12.300%(T)	1 Day BROIS(1)(2)(T)	923	1,102	179
BRL	1,640	01/02/25	12.060%(T)	1 Day BROIS(2)(T)	820	1,592	772
BRL	25,385	01/04/27	8.495%(T)	1 Day BROIS(1)(T)	(42,808)	378,556	421,364
BRL	310	01/04/27	11.230%(T)	1 Day BROIS(2)(T)	364	(231)	(595)
CAD	913	06/19/27	2.219%(S)	3 Month CDOR(1)(S)	13,713	20,847	7,134
CAD	1,165	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	825	3,570	2,745
CAD	580	12/21/32	3.250%(S)	3 Month CDOR(2)(S)	(15,745)	(14,868)	877
CAD	271	12/21/32	3.875%(S)	3 Month CDOR(1)(S)	(8,997)	(3,317)	5,680
CHF	1,400	12/21/27	1.500%(A)	1 Day SARON(1)(A)	17,856	17,466	(390)
CHF	120	12/21/32	1.750%(A)	1 Day SARON(1)(A)	4,020	3,592	(428)
CNH	5,390	12/23/24	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5,718	3,947	(1,771)
CNH	33,527	05/14/26	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	59,056	59,056
CNH	5,810	09/01/27	2.333%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(6,706)	(6,706)
CNH	2,614	09/21/27	2.341%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(3,132)	(3,132)
CNH	2,621	12/21/27	2.498%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(1,902)	(1,902)
CNH	8,430	12/21/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,156)	(4,022)	(2,866)
CNH	7,157	12/21/27	2.595%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	820	820
EUR	560	09/23/24	1.750%(A)	3 Month EURIBOR(1)(Q)	(5,069)	10,634	15,703
EUR	7,440	12/23/24	1.500%(A)	6 Month EURIBOR(1)(S)	172,636	204,117	31,481
EUR	5,420	12/22/25	1.500%(A)	6 Month EURIBOR(2)(S)	(171,779)	(223,536)	(51,757)
EUR	1,247	05/12/27	1.494%(A)	6 Month EURIBOR(2)(S)	—	(65,410)	(65,410)
A58

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	953	05/13/27	1.464%(A)	6 Month EURIBOR(2)(S)	$—	$(51,295)	$(51,295)
EUR	1,070	09/09/27	2.350%(A)	6 Month EURIBOR(1)(S)	751	20,294	19,543
EUR	639	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(6,198)	(18,044)	(11,846)
EUR	730	12/21/27	1.500%(A)	6 Month EURIBOR(1)(S)	36,225	50,148	13,923
EUR	920	12/21/27	1.500%(A)	1 Day EuroSTR(2)(A)	(41,620)	(52,299)	(10,679)
EUR	857	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(16,018)	(41,973)	(25,955)
EUR	150	07/04/29	2.350%(A)	6 Month EURIBOR(1)(S)	247	4,803	4,556
EUR	1,020	12/21/29	1.750%(A)	6 Month EURIBOR(1)(S)	51,812	81,693	29,881
EUR	110	12/22/31	1.750%(A)	6 Month EURIBOR(2)(S)	(7,081)	(11,318)	(4,237)
EUR	3,840	05/26/32	2.000%(A)	6 Month EURIBOR(2)(S)	(61,401)	(181,116)	(119,715)
EUR	460	08/18/32	1.800%(A)	6 Month EURIBOR(2)(S)	—	(46,542)	(46,542)
EUR	1,030	08/30/32	2.500%(A)	6 Month EURIBOR(2)(S)	(29,709)	(28,313)	1,396
EUR	640	09/08/32	2.750%(A)	6 Month EURIBOR(2)(S)	1,340	(11,303)	(12,643)
EUR	1,580	09/09/32	2.650%(A)	6 Month EURIBOR(2)(S)	175	(34,133)	(34,308)
EUR	1,290	10/04/32	3.200%(A)	6 Month EURIBOR(2)(S)	1,024	(37)	(1,061)
EUR	70	12/21/32	2.000%(A)	6 Month EURIBOR(1)(S)	7,348	6,532	(816)
EUR	192	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(5,012)	(15,898)	(10,886)
EUR	60	12/21/34	2.000%(A)	6 Month EURIBOR(2)(S)	(3,653)	(6,629)	(2,976)
EUR	230	07/06/37	2.855%(A)	6 Month EURIBOR(2)(S)	1,409	(3,761)	(5,170)
EUR	760	08/10/37	2.152%(A)	6 Month EURIBOR(2)(S)	(12,798)	(23,579)	(10,781)
EUR	350	12/21/37	2.000%(A)	6 Month EURIBOR(1)(S)	24,971	44,552	19,581
EUR	1,730	08/11/42	1.452%(A)	6 Month EURIBOR(1)(S)	13,019	28,556	15,537
EUR	340	12/22/42	2.000%(A)	6 Month EURIBOR(2)(S)	(21,134)	(42,613)	(21,479)
EUR	960	08/12/47	1.051%(A)	6 Month EURIBOR(2)(S)	(1,904)	(6,556)	(4,652)
EUR	100	07/08/52	1.560%(A)	6 Month EURIBOR(1)(S)	(27)	(743)	(716)
EUR	340	09/09/52	1.800%(A)	6 Month EURIBOR(1)(S)	(888)	4,580	5,468
GBP	2,430	12/21/23	3.000%(A)	1 Day SONIA(2)(A)	(35,950)	(68,318)	(32,368)
GBP	1,640	09/23/24	2.000%(A)	1 Day SONIA(1)(A)	116,297	114,191	(2,106)
GBP	1,110	12/23/24	2.750%(A)	1 Day SONIA(1)(A)	55,051	66,242	11,191
GBP	1,790	12/22/25	2.500%(A)	1 Day SONIA(2)(A)	(88,233)	(160,498)	(72,265)
GBP	559	12/18/27	2.313%(A)	1 Day SONIA(1)(A)	4,991	36,107	31,116
GBP	925	12/21/27	2.531%(A)	1 Day SONIA(2)(A)	(109,825)	(113,266)	(3,441)
GBP	470	12/21/29	2.250%(A)	1 Day SONIA(1)(A)	39,131	75,320	36,189
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)	(24,213)	(255,656)	(231,443)
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)	9,740	(99,744)	(109,484)
GBP	380	12/22/31	2.250%(A)	1 Day SONIA(1)(A)	35,551	68,981	33,430
GBP	740	08/25/32	2.500%(A)	1 Day SONIA(1)(A)	2,432	35,611	33,179
GBP	396	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	6,002	25,602	19,600
GBP	290	12/21/32	2.250%(A)	1 Day SONIA(2)(A)	(28,803)	(55,645)	(26,842)
GBP	173	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	6,271	32,728	26,457
GBP	260	12/21/34	2.250%(A)	1 Day SONIA(1)(A)	28,883	54,153	25,270
GBP	650	07/31/35	3.800%(A)	1 Day SONIA(2)(A)	(1,909)	(32,989)	(31,080)
GBP	200	12/21/37	2.250%(A)	1 Day SONIA(1)(A)	25,354	45,493	20,139
GBP	150	12/22/42	2.000%(A)	1 Day SONIA(1)(A)	27,965	43,009	15,044
GBP	120	12/23/52	2.000%(A)	1 Day SONIA(1)(A)	26,208	38,568	12,360
HKD	7,830	12/23/24	3.750%(Q)	3 Month HIBOR(1)(Q)	6,896	13,090	6,194
JPY	71,418	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(2,717)	(5,556)	(2,839)
JPY	607,920	12/21/27	0.000%(A)	1 Day TONAR(1)(A)	58,207	61,989	3,782
JPY	903,810	05/26/32	0.500%(A)	1 Day TONAR(1)(A)	27,683	82,153	54,470
JPY	580,220	12/21/32	0.250%(A)	1 Day TONAR(1)(A)	106,778	121,139	14,361
JPY	25,018	12/21/32	0.375%(A)	1 Day TONAR(2)(A)	535	(3,106)	(3,641)
KRW	998,270	06/17/24	3.000%(Q)	3 Month KWCDC(1)(Q)	688	14,054	13,366
KRW	903,090	12/21/32	3.750%(Q)	3 Month KWCDC(2)(Q)	20,033	(4,193)	(24,226)
MXN	2,810	12/18/24	9.200%(M)	28 Day Mexican Interbank Rate(1)(M)	21	2,090	2,069
MXN	1,560	12/08/32	8.600%(M)	28 Day Mexican Interbank Rate(2)(M)	92	(2,816)	(2,908)
NOK	51,740	12/23/24	3.750%(A)	6 Month NIBOR(1)(S)	3,721	(8,812)	(12,533)
NOK	9,380	03/15/28	3.531%(A)	6 Month NIBOR(1)(S)	627	(1,417)	(2,044)
A59

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	7,140	03/19/28	3.531%(A)	6 Month NIBOR(2)(S)	$1,444	$4,371	$2,927
NOK	2,130	12/21/32	3.219%(A)	6 Month NIBOR(1)(S)	997	4,840	3,843
NOK	930	12/21/32	3.500%(A)	6 Month NIBOR(1)(S)	936	99	(837)
NZD	2,810	12/15/22	1.250%(S)	3 Month BBR(2)(Q)	(674)	(4,407)	(3,733)
NZD	2,431	11/04/24	2.503%(S)	3 Month BBR(2)(Q)	—	(52,709)	(52,709)
NZD	1,990	12/23/24	4.000%(S)	3 Month BBR(2)(Q)	(11,837)	(17,460)	(5,623)
NZD	2,210	12/21/27	4.000%(S)	3 Month BBR(2)(Q)	(15,040)	(31,531)	(16,491)
NZD	791	03/15/28	4.094%(S)	3 Month BBR(1)(Q)	9,900	9,318	(582)
NZD	1,249	03/19/28	4.344%(S)	3 Month BBR(1)(Q)	1,271	533	(738)
NZD	80	12/21/32	4.000%(S)	3 Month BBR(2)(Q)	(1,683)	(1,875)	(192)
PLN	1,025	12/23/24	7.500%(A)	6 Month WIBOR(1)(S)	(2,128)	311	2,439
PLN	225	12/21/27	6.500%(A)	6 Month WIBOR(2)(S)	691	(897)	(1,588)
PLN	225	12/21/27	6.750%(A)	6 Month WIBOR(1)(S)	202	455	253
PLN	375	12/21/32	6.250%(A)	6 Month WIBOR(2)(S)	1,285	(3,082)	(4,367)
SEK	77,570	12/23/24	3.000%(A)	3 Month STIBOR(2)(Q)	(47,077)	(60,986)	(13,909)
SEK	9,047	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(6,842)	(18,922)	(12,080)
SEK	7,500	09/08/32	2.750%(A)	3 Month STIBOR(1)(Q)	877	6,554	5,677
SEK	6,130	12/21/32	3.000%(A)	3 Month STIBOR(2)(Q)	(6,735)	(8,537)	(1,802)
SEK	2,240	03/15/33	2.875%(A)	3 Month STIBOR(2)(Q)	(655)	(5,322)	(4,667)
	3,690	12/23/24	3.250%(A)	1 Day SOFR(2)(A)	(51,936)	(67,808)	(15,872)
	930	12/23/24	3.600%(A)	1 Day SOFR(2)(A)	(5,248)	(10,921)	(5,673)
	5,364	05/18/25	2.751%(A)	1 Day SOFR(2)(A)	—	(131,399)	(131,399)
	2,685	05/18/25	2.774%(A)	1 Day SOFR(2)(A)	—	(64,622)	(64,622)
	2,680	05/18/25	2.776%(A)	1 Day SOFR(2)(A)	—	(64,378)	(64,378)
	2,660	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(107,634)	(107,634)
	2,980	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(119,184)	(119,184)
	1,490	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(59,499)	(59,499)
	3,512	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(139,474)	(139,474)
	3,358	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(147,954)	(147,954)
	2,800	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(122,043)	(122,043)
	2,800	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(118,651)	(118,651)
	2,795	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(118,238)	(118,238)
	2,810	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(118,796)	(118,796)
	1,680	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(70,373)	(70,373)
	560	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(23,438)	(23,438)
	2,794	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(116,761)	(116,761)
	2,790	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(115,740)	(115,740)
	1,467	03/20/26	2.693%(A)	1 Day SOFR(2)(A)	—	(26,662)	(26,662)
	659	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	5,428	39,584	34,156
	600	12/21/27	2.750%(A)	1 Day SOFR(1)(A)	27,891	28,127	236
	446	12/21/27	2.844%(A)	1 Day SOFR(1)(A)	(944)	19,035	19,979
	1,900	06/04/29	2.500%(A)	1 Day SOFR(2)(A)	(1,115)	(25,267)	(24,152)
	5,020	06/04/31	2.570%(A)	1 Day SOFR(1)(A)	4,222	50,208	45,986
	1,510	10/04/32	3.000%(A)	1 Day SOFR(1)(A)	11,375	15,799	4,424
	1,560	12/21/32	2.500%(A)	1 Day SOFR(2)(A)	(112,743)	(136,277)	(23,534)
	216	03/15/33	3.094%(A)	1 Day SOFR(1)(A)	1,852	7,746	5,894
	500	03/15/33	3.406%(A)	1 Day SOFR(1)(A)	(1,030)	(2,502)	(1,472)
	1,195	05/18/33	2.602%(A)	1 Day SOFR(1)(A)	—	88,254	88,254
	600	05/18/33	2.741%(A)	1 Day SOFR(1)(A)	—	37,515	37,515
	595	05/18/33	2.743%(A)	1 Day SOFR(1)(A)	—	37,102	37,102
	3,190	06/06/33	2.730%(A)	1 Day SOFR(2)(A)	(2,397)	(25,904)	(23,507)
	565	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	79,223	79,223
	635	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	88,560	88,560
	320	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	44,393	44,393
	750	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	104,122	104,122
	710	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	112,640	112,640
	595	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	92,522	92,522
A60

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	590	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	$—	$91,407	$91,407
	595	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	91,828	91,828
	590	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	90,542	90,542
	591	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	90,649	90,649
	590	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	90,347	90,347
	355	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	54,198	54,198
	120	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	18,254	18,254
	440	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	—	23,170	23,170
	540	03/20/34	2.751%(A)	1 Day SOFR(1)(A)	—	28,179	28,179
ZAR	13,575	12/23/24	8.750%(Q)	3 Month JIBAR(1)(Q)	(11,462)	(4,863)	6,599
ZAR	2,825	12/21/32	9.500%(Q)	3 Month JIBAR(2)(Q)	3,134	(2,677)	(5,811)
					$84,678	$(961,367)	$(1,046,045)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	57,380	09/15/26	2.805%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$109,740	$—	$109,740	BNP Paribas S.A.
CNH	21,679	09/15/26	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	47,668	—	47,668	JPMorgan Chase Bank, N.A.
CNH	2,665	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,134	—	1,134	JPMorgan Chase Bank, N.A.
CNH	3,853	03/16/27	2.370%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2,597)	—	(2,597)	JPMorgan Chase Bank, N.A.
CNH	6,409	03/16/27	2.475%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,684	—	2,684	Bank of America, N.A.
CNH	22,185	06/15/27	2.367%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(18,886)	—	(18,886)	Citibank, N.A.
CNH	1,717	06/15/27	2.411%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,004)	—	(1,004)	Citibank, N.A.
CNH	5,409	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,428)	—	(1,428)	Standard Chartered Bank
CNH	5,145	09/21/27	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5,508	—	5,508	Bank of America, N.A.
MYR	2,300	12/23/24	3.750%(Q)	3 Month KLIBOR(1)(Q)	1,246	(385)	1,631	JPMorgan Chase Bank, N.A.
MYR	920	12/21/31	3.271%(Q)	3 Month KLIBOR(2)(Q)	(16,061)	(7)	(16,054)	Bank of America, N.A.
					$128,004	$(392)	$128,396

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A61